Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (9.9%)
U.S. Government Securities (9.9%)
	United States Treasury Note/Bond	0.125%	2/28/23	250,000	249,453
	United States Treasury Note/Bond	0.125%	12/15/23	800,000	792,750
	United States Treasury Note/Bond	0.125%	1/15/24	500,000	495,078
	United States Treasury Note/Bond	0.375%	4/15/24	600,000	595,875
[1]	United States Treasury Note/Bond	0.250%	5/15/24	400,000	395,812
	United States Treasury Note/Bond	0.375%	7/15/24	500,000	495,625
	United States Treasury Note/Bond	0.375%	8/15/24	500,000	495,391
	United States Treasury Note/Bond	0.375%	9/15/24	500,000	495,000
[2]	United States Treasury Note/Bond	1.500%	11/30/24	142,100	145,164
	United States Treasury Note/Bond	0.250%	10/31/25	600,000	581,344
	United States Treasury Note/Bond	0.375%	11/30/25	500,000	486,172
[2,3]	United States Treasury Note/Bond	0.375%	1/31/26	850,000	824,367
	United States Treasury Note/Bond	0.500%	2/28/26	500,000	487,109
[3]	United States Treasury Note/Bond	0.750%	3/31/26	850,000	836,188
	United States Treasury Note/Bond	0.625%	7/31/26	500,000	487,344
Total U.S. Government and Agency Obligations (Cost $7,951,170)					7,862,672
Asset-Backed/Commercial Mortgage-Backed Securities (8.2%)
[4]	Ally Auto Receivables Trust Class A4 Series 2019-1	3.020%	4/15/24	6,300	6,423
[4]	Ally Auto Receivables Trust Class A4 Series 2019-4	1.920%	1/15/25	8,150	8,291
[4,5]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	11,823	12,344
[4,5]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	6,313	6,643
[4,5]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	3,360	3,524
[4,5]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	2,830	3,013
[4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	11,160	11,098
[4]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	7,730	7,804
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2018-2	4.010%	7/18/24	19,450	20,110
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2019-1	3.620%	3/18/25	21,620	22,396
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2020-2	2.130%	3/18/26	7,990	8,123
[4,5,6]	Aventura Mall Trust Class A Series 2018-AVM	4.112%	7/5/40	580	645
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2018-2A	4.000%	3/20/25	9,935	10,554

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-1A	3.450%	3/20/23	16,608	16,723
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-2A	3.350%	9/22/25	14,490	15,268
[4]	BA Credit Card Trust Class A1 Series 2021-A1	0.440%	9/15/26	12,810	12,671
[4]	Banc of America Commercial Mortgage Trust Class A3 Series 2015-UBS7	3.441%	9/15/48	11,273	11,857
[4]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	4,760	5,188
[4,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.358%	9/15/48	1,600	1,577
[4,6]	Banc of America Funding Trust Class 2A2 Series 2006-H	2.968%	9/20/46	4,537	3,731
[4]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	3,890	4,256
[4]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	830	885
[4]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	5,500	6,006
[4]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	3,120	3,397
[4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	3,080	3,334
[4]	BANK Class ASB Series 2018-BN14	4.185%	9/15/60	6,680	7,403
[4]	BANK Class ASB Series 2019-BN17	3.623%	4/15/52	7,533	8,239
[4,6]	Bank of America Mortgage Trust Class A2 Series 2002-J	3.387%	9/25/32	13	13
[4,6]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	3.135%	5/25/47	5,482	5,407
[4,6]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	2.812%	10/25/36	6,079	5,606
[4]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	17,390	18,196
[4,6]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	5,990	6,565
[4]	Benchmark Mortgage Trust Class ASB Series 2019-B10	3.615%	3/15/62	8,042	8,785
[4,6]	Brazos Higher Education Authority Inc. Class A2 Series 2011-1, 3M USD LIBOR + 0.800%	0.929%	2/25/30	8,260	8,290
[4,5]	Canadian Pacer Auto Receivables Trust Class A3 Series 2018-2A	3.270%	12/19/22	252	252
[4,5]	Canadian Pacer Auto Receivables Trust Class A4 Series 2018-2A	3.440%	8/21/23	2,080	2,119
[4,5]	Canadian Pacer Auto Receivables Trust Class A4 Series 2019-1A	2.960%	6/19/24	4,170	4,275
[4,5]	Canadian Pacer Auto Receivables Trust Class A4 Series 2020-1A	1.890%	3/19/25	6,810	6,904
[4]	Capital One Multi-Asset Execution Trust Class A1 Series 2021-A1	0.550%	7/15/26	55,900	55,325
[4]	Capital One Prime Auto Receivables Trust Class A3 Series 2019-1	2.510%	11/15/23	6,871	6,931
	Capital One Prime Auto Receivables Trust Class A3 Series 2021-1	0.770%	9/15/26	14,690	14,646
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2019-1	2.560%	10/15/24	13,130	13,403
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2020-1	1.630%	8/15/25	25,320	25,761
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2021-1	1.040%	4/15/27	12,510	12,472
[4,5]	CARDS II Trust Class A Series 2021-1A	0.602%	4/15/27	45,710	45,348
[4]	CarMax Auto Owner Trust Class A3 Series 2021-3	0.550%	6/15/26	36,480	36,238
[4]	CarMax Auto Owner Trust Class A4 Series 2018-4	3.480%	2/15/24	6,780	6,970

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CarMax Auto Owner Trust Class A4 Series 2019-3	2.300%	4/15/25	7,570	7,775
[4]	CarMax Auto Owner Trust Class A4 Series 2019-4	2.130%	7/15/25	13,790	14,151
[4]	CarMax Auto Owner Trust Class A4 Series 2020-1	2.030%	6/16/25	12,860	13,173
[4]	CarMax Auto Owner Trust Class A4 Series 2021-4	0.820%	4/15/27	8,120	7,990
[4]	CarMax Auto Owner Trust Class B Series 2017-4	2.460%	8/15/23	4,830	4,843
[4]	CarMax Auto Owner Trust Class B Series 2018-4	3.670%	5/15/24	5,940	6,136
[4]	CarMax Auto Owner Trust Class B Series 2019-3	2.500%	4/15/25	9,610	9,882
[4]	CarMax Auto Owner Trust Class B Series 2020-3	1.090%	3/16/26	7,740	7,747
[4]	CarMax Auto Owner Trust Class C Series 2017-4	2.700%	10/16/23	4,830	4,844
[4]	CarMax Auto Owner Trust Class C Series 2018-1	2.950%	11/15/23	6,170	6,211
[4]	CarMax Auto Owner Trust Class C Series 2018-4	3.850%	7/15/24	4,030	4,169
[4]	CarMax Auto Owner Trust Class C Series 2019-4	2.600%	9/15/25	4,240	4,372
[4]	CarMax Auto Owner Trust Class C Series 2020-3	1.690%	4/15/26	4,840	4,885
[4]	CarMax Auto Owner Trust Class C Series 2020-4	1.300%	8/17/26	6,190	6,196
[4]	CarMax Auto Owner Trust Class C Series 2021-3	1.250%	5/17/27	8,400	8,273
[4]	CarMax Auto Owner Trust Class C Series 2021-4	1.380%	7/15/27	9,910	9,785
[4]	CarMax Auto Owner Trust Class D Series 2018-4	4.150%	4/15/25	2,730	2,822
[4]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	20,340	20,183
[4]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/27	9,760	9,643
[4]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	3,650	3,822
[4]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	5,355	5,839
[4,6]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	6,310	6,855
[4]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	6,715	7,295
[4,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	6,299	6,494
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	5,064	5,377
[4,5]	Chesapeake Funding II LLC Class A1 Series 2019-1A	2.940%	4/15/31	12,714	12,835
[4,6]	CHL Mortgage Class 1A1 Series 2006-HYB1 Pass-Through Trust	2.655%	3/20/36	3,753	3,617
[4,6]	CHL Mortgage Class 3A1 Series 2007-HYB2 Pass-Through Trust	2.834%	2/25/47	4,454	3,609
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC23	3.356%	7/10/47	7,276	7,567
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC25	3.372%	10/10/47	16,188	16,956
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	2,641	2,810
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC11	3.093%	4/10/46	6,350	6,530
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/10/47	3,873	4,106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC21	3.575%	5/10/47	14,001	14,652
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	25,685	27,241
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	12,858	13,668
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	25,297	27,322
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	4,800	5,222
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-P8	3.465%	9/15/50	4,683	5,108
[4,6]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	4,260	4,849
[4]	Citigroup Commercial Mortgage Trust Class A5 Series 2014-GC21	3.855%	5/10/47	14,757	15,679
[4]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	38,271	40,181
[4]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC23	3.863%	7/10/47	12,426	13,195
[4,6]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC23	4.175%	7/10/47	5,394	5,725
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	9,500	10,319
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2014-GC23	4.429%	7/10/47	4,380	4,591
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.574%	9/10/58	4,000	3,983
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.266%	9/15/50	2,200	2,362
[4,6]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	2.995%	7/25/37	269	258
[4]	COMM Mortgage Trust Class A2 Series 2014-CR15	2.928%	2/10/47	408	408
[4]	COMM Mortgage Trust Class A3 Series 2012-CR4	2.853%	10/15/45	10,904	11,071
[4]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	8/10/50	13,316	13,967
[4]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	7,416	7,685
[4]	COMM Mortgage Trust Class A3 Series 2014-CR14	3.955%	2/10/47	1,915	2,010
[4]	COMM Mortgage Trust Class A3 Series 2014-CR20	3.326%	11/10/47	17,593	18,670
[4]	COMM Mortgage Trust Class A4 Series 2012-CR5	2.771%	12/10/45	2,640	2,689
[4]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	7,275	7,690
[4]	COMM Mortgage Trust Class A4 Series 2013-CR12	4.046%	10/10/46	8,502	8,970
[4,6]	COMM Mortgage Trust Class A4 Series 2013-CR13	4.194%	11/10/46	3,617	3,830
[4]	COMM Mortgage Trust Class A4 Series 2013-CR8	3.334%	6/10/46	278	282
[4,6]	COMM Mortgage Trust Class A4 Series 2013-CR9	4.245%	7/10/45	12,916	13,513
[4]	COMM Mortgage Trust Class A4 Series 2013-LC6	2.941%	1/10/46	3,104	3,158
[4,6]	COMM Mortgage Trust Class A4 Series 2014-CR14	4.236%	2/10/47	18,995	20,145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	COMM Mortgage Trust Class A4 Series 2014-CR15	4.074%	2/10/47	15,040	15,946
[4]	COMM Mortgage Trust Class A4 Series 2014-CR17	3.700%	5/10/47	1,772	1,866
[4]	COMM Mortgage Trust Class A4 Series 2014-CR18	3.550%	7/15/47	8,193	8,526
[4]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	19,714	21,310
[4]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	22,007	23,699
[4]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	15,612	16,785
[4]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	20,332	21,471
[4,6]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	8,199	8,496
[4]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	13,223	13,864
[4]	COMM Mortgage Trust Class A5 Series 2014-CR17	3.977%	5/10/47	12,668	13,497
[4]	COMM Mortgage Trust Class A5 Series 2014-CR18	3.828%	7/15/47	30,571	32,490
[4]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	11,922	12,768
[4]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	36,015	38,136
[4]	COMM Mortgage Trust Class A5 Series 2015-CR24	3.696%	8/10/48	14,442	15,532
[4]	COMM Mortgage Trust Class AM Series 2012-CR2	3.791%	8/15/45	4,100	4,149
[4]	COMM Mortgage Trust Class AM Series 2012-CR4	3.251%	10/15/45	1,990	1,987
[4,5]	COMM Mortgage Trust Class AM Series 2013-CR6	3.147%	3/10/46	17,360	17,682
[4,5,6]	COMM Mortgage Trust Class AM Series 2013-CR9	4.269%	7/10/45	11,250	11,531
[4,5,6]	COMM Mortgage Trust Class AM Series 2013-LC13	4.557%	8/10/46	18,565	19,594
[4,6]	COMM Mortgage Trust Class AM Series 2014-CR15	4.426%	2/10/47	13,450	14,314
[4]	COMM Mortgage Trust Class AM Series 2014-CR17	4.174%	5/10/47	27,380	29,030
[4,5]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	2,380	2,424
[4,5,6]	COMM Mortgage Trust Class C Series 2013-CR9	4.269%	7/10/45	12,690	12,007
[4,6]	COMM Mortgage Trust Class C Series 2015-CR27	4.450%	10/10/48	8,118	8,645
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	24,670	26,253
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	41,832	45,407
[4]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	5,173	5,573
[4,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.369%	8/15/48	10,600	9,677
[4]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	13,990	16,115
[4]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	3,540	3,823
[4]	Discover Card Execution Note Trust Class A1 Series 2021-A1	0.580%	9/15/26	39,900	39,470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	14,790	14,585
[4,5]	DLL LLC Class A4 Series 2019-MT3	2.150%	9/21/26	5,810	5,891
[4,5]	DLLAD LLC Class A3 Series 2021-1A	0.640%	9/21/26	13,750	13,587
[4,5]	Dllmt LLC Class A3 Series 2021-1	1.000%	7/21/25	11,910	11,909
[4,5]	Dllmt LLC Class A4 Series 2021-1	1.240%	6/20/29	7,940	7,939
[4]	Drive Auto Receivables Trust Class C Series 2018-5	3.990%	1/15/25	9,211	9,275
[4]	Drive Auto Receivables Trust Class C Series 2020-2	2.280%	8/17/26	5,790	5,880
[4]	Drive Auto Receivables Trust Class C Series 2021-1	1.020%	6/15/27	15,990	15,968
[4]	Drive Auto Receivables Trust Class D Series 2018-3	4.300%	9/16/24	9,229	9,380
[4]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	26,460	27,299
[4]	Drive Auto Receivables Trust Class D Series 2019-2	3.690%	8/17/26	15,870	16,374
[4]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	5,010	5,121
[4]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	5,010	5,124
[4]	Drive Auto Receivables Trust Class D Series 2020-2	3.050%	5/15/28	6,160	6,408
[4,5,6]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, 1M USD LIBOR + 0.800%	0.889%	10/25/56	9,884	9,926
[4,5,6]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	5,171	5,327
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	23,940	23,781
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2021-3	0.770%	8/20/27	16,740	16,749
[4,5]	Fair Square Issuance Trust Class A Series 2020-AA	2.900%	9/20/24	14,400	14,477
[4,6]	First Horizon Mortgage Class 1A1 Series 2006-AR3 Pass-Through Trust	2.565%	11/25/36	2,376	1,831
[4,6]	First Horizon Mortgage Class 1A1 Series 2006-AR4 Pass-Through Trust	2.905%	1/25/37	4,621	3,307
[4,5]	FirstKey Homes Trust Class A Series 2020-SFR2	1.266%	10/19/37	11,667	11,478
[4]	Ford Credit Auto Lease Trust Class B Series 2020-B	1.000%	11/15/23	14,470	14,538
[4]	Ford Credit Auto Lease Trust Class C Series 2021-A	0.780%	9/15/25	6,990	6,957
[4,5]	Ford Credit Auto Owner Trust Class A Series 2018-1	3.190%	7/15/31	87,670	92,732
[4,5]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	21,100	21,622
[4]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	26,820	27,442
[4,5]	Ford Credit Auto Owner Trust Class B Series 2018-1	3.340%	7/15/31	20,100	21,226
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-1	2.290%	8/15/31	20,070	20,521
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	6,100	6,037
[4]	Ford Credit Auto Owner Trust Class B Series 2020-B	1.190%	1/15/26	15,500	15,570
[4,5]	Ford Credit Auto Owner Trust Class C Series 2017-2	2.750%	3/15/29	13,976	14,229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Ford Credit Auto Owner Trust Class C Series 2018-2	3.760%	1/15/30	5,365	5,611
[4]	Ford Credit Auto Owner Trust Class C Series 2019-A	3.250%	9/15/25	10,980	11,300
[4,5]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	7,484	7,671
[4]	Ford Credit Auto Owner Trust Class C Series 2020-B	2.040%	12/15/26	8,650	8,825
[4]	Ford Credit Auto Owner Trust Class C Series 2020-C	1.040%	5/15/28	4,930	4,894
[4,5]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	6,400	6,350
[4]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	2,620	2,589
[4]	Ford Credit Floorplan Master Owner Trust Class D Series 2020-1	2.120%	9/15/25	5,350	5,440
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2021-3	0.390%	10/21/24	45,150	44,854
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2021-2	0.410%	5/20/25	6,110	6,056
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2021-3	0.500%	7/21/25	11,160	11,048
[4]	GM Financial Automobile Leasing Trust Class B Series 2020-1	1.840%	12/20/23	14,540	14,674
[4]	GM Financial Automobile Leasing Trust Class B Series 2021-2	0.690%	5/20/25	11,690	11,598
[4]	GM Financial Automobile Leasing Trust Class B Series 2021-3	0.760%	7/21/25	10,230	10,127
[4]	GM Financial Automobile Leasing Trust Class C Series 2020-2	2.560%	7/22/24	4,545	4,658
[4]	GM Financial Automobile Leasing Trust Class C Series 2021-2	1.010%	5/20/25	11,140	11,034
[4]	GM Financial Automobile Leasing Trust Class D Series 2020-1	2.280%	6/20/24	6,680	6,762
[4]	GM Financial Automobile Leasing Trust Class D Series 2020-2	3.210%	12/20/24	6,470	6,670
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-2	0.510%	4/16/26	12,710	12,696
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-3	0.480%	6/16/26	24,320	24,140
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-4	0.680%	9/16/26	7,740	7,704
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2019-4	1.760%	1/16/25	5,070	5,152
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	10,500	10,472
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	14,240	14,063
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-4	0.990%	10/18/27	11,410	11,351
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-3	0.810%	1/16/26	5,700	5,698
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-4	0.730%	3/16/26	7,010	6,972
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-1	0.750%	5/17/27	3,250	3,234
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-2	1.090%	12/16/26	7,270	7,290
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-4	1.250%	10/18/27	2,910	2,895

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	2,200	2,208
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	2,710	2,712
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2021-1	1.040%	5/17/27	2,150	2,145
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2021-2	1.280%	1/19/27	7,030	7,048
[4]	GM Financial Consumer Automobile Receivables Trust Class D Series 2020-3	1.910%	9/16/27	3,400	3,456
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2021-1	1.170%	6/12/34	33,810	33,394
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	1,870	1,846
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	3,380	3,335
[4,6]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	2.924%	11/19/35	818	760
[4,5]	GMF Floorplan Owner Revolving Trust Class A Series 2020-2	0.690%	10/15/25	46,850	46,715
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2020-1	1.030%	8/15/25	3,940	3,944
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2020-2	0.960%	10/15/25	8,220	8,208
[4,5]	GMF Floorplan Owner Revolving Trust Class C Series 2020-1	1.480%	8/15/25	3,210	3,233
[4,5]	GMF Floorplan Owner Revolving Trust Class C Series 2020-2	1.310%	10/15/25	5,800	5,808
[4,5]	Golden Credit Card Trust Class A Series 2018-4A	3.440%	8/15/25	13,810	14,465
[4,5]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	31,290	30,887
[4,5,6]	Gosforth Funding plc Class A1 Series 2018-1A, 3M USD LIBOR + 0.450%	0.579%	8/25/60	2,779	2,781
[4,6]	GS Mortgage Securities Corp. II Class A5 Series 2018-GS10	4.155%	7/10/51	3,865	4,374
[4]	GS Mortgage Securities Trust Class A3 Series 2015-GC34	3.244%	10/10/48	17,505	18,242
[4]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	2,501	2,711
[4]	GS Mortgage Securities Trust Class A4 Series 2013-GC12	3.135%	6/10/46	13,060	13,471
[4]	GS Mortgage Securities Trust Class A4 Series 2013-GC14	3.955%	8/10/46	21,631	22,303
[4]	GS Mortgage Securities Trust Class A4 Series 2014-GC26	3.364%	11/10/47	19,174	20,054
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC28	3.136%	2/10/48	38,431	40,227
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	14,622	15,555
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	9,121	9,851
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	17,922	19,204
[4]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	11,930	12,566
[4,6]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	4,990	5,585
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	3,920	4,222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.031%	7/10/46	22,934	24,024
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC20	3.998%	4/10/47	13,757	14,569
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	33,925	36,283
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	16,700	17,771
[4]	GS Mortgage Securities Trust Class A5 Series 2015-GC28	3.396%	2/10/48	35,733	37,912
[4,5]	GS Mortgage Securities Trust Class AS Series 2012-GC6	4.948%	1/10/45	543	544
[4]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	1,410	1,483
[4,6]	GS Mortgage Securities Trust Class AS Series 2014-GC24	4.162%	9/10/47	13,246	14,108
[4,6]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	5,350	5,518
[4,6]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.515%	9/10/47	10,665	11,019
[4,5,6]	GS Mortgage Securities Trust Class C Series 2013-GC13	4.064%	7/10/46	5,650	5,364
[4,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.536%	9/10/47	17,556	16,542
[4,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.648%	10/10/48	12,080	12,595
[4,5]	Harley Marine Financing LLC Class A2 Series 2018-1A	5.682%	5/15/43	8,233	8,068
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2019-A	2.340%	2/15/24	2,406	2,420
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2020-A	1.870%	10/15/24	18,828	18,983
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-B	0.560%	11/16/26	26,430	26,259
[4]	Harley-Davidson Motorcycle Trust Class A4 Series 2019-A	2.390%	11/15/26	9,060	9,236
[4]	Harley-Davidson Motorcycle Trust Class A4 Series 2020-A	1.930%	4/15/27	8,270	8,412
[4]	Harley-Davidson Motorcycle Trust Class A4 Series 2021-B	0.820%	5/15/29	11,940	11,805
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2021-2	0.330%	8/15/25	30,110	29,940
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2021-3	0.410%	11/18/25	22,030	21,839
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2021-2	0.550%	8/16/27	12,340	12,188
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2021-3	0.600%	12/20/27	13,000	12,804
[4,5]	HPEFS Equipment Trust Class A3 Series 2019-1A	2.210%	9/20/29	32	32
[4,5]	HPEFS Equipment Trust Class B Series 2019-1A	2.320%	9/20/29	6,820	6,838
[4,5]	HPEFS Equipment Trust Class B Series 2020-1A	1.890%	2/20/30	8,400	8,474
[4,5]	HPEFS Equipment Trust Class C Series 2019-1A	2.490%	9/20/29	3,800	3,836
[4,5]	HPEFS Equipment Trust Class D Series 2019-1A	2.720%	9/20/29	1,700	1,731
[4,5]	Hudsons Bay Simon JV Trust Class A7 Series 2015-HB7	3.914%	8/5/34	14,750	13,429
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2021-B	0.380%	8/15/25	6,950	6,891

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2021-C	0.760%	2/17/26	34,970	34,665
[4]	Hyundai Auto Receivables Trust Class A3 Series 2021-B	0.380%	1/15/26	45,470	45,259
[4]	Hyundai Auto Receivables Trust Class A4 Series 2019-B	2.000%	4/15/25	12,600	12,860
[4]	Hyundai Auto Receivables Trust Class A4 Series 2021-B	0.600%	2/16/27	21,480	21,291
[4]	Hyundai Auto Receivables Trust Class B Series 2019-A	2.940%	5/15/25	5,655	5,821
[4]	Hyundai Auto Receivables Trust Class B Series 2019-B	2.210%	4/15/25	3,600	3,689
[4]	Hyundai Auto Receivables Trust Class B Series 2020-B	0.940%	12/15/25	3,870	3,859
[4]	Hyundai Auto Receivables Trust Class B Series 2020-C	0.810%	11/16/26	8,220	8,093
[4]	Hyundai Auto Receivables Trust Class B Series 2021-A	1.090%	5/17/27	8,510	8,431
[4]	Hyundai Auto Receivables Trust Class B Series 2021-B	0.910%	2/16/27	7,900	7,839
[4]	Hyundai Auto Receivables Trust Class C Series 2020-B	1.600%	12/15/26	4,840	4,881
[4]	Hyundai Auto Receivables Trust Class C Series 2020-C	1.080%	12/15/27	7,250	7,204
[4]	Hyundai Auto Receivables Trust Class C Series 2021-A	1.330%	11/15/27	12,395	12,332
[4]	Hyundai Auto Receivables Trust Class C Series 2021-B	1.120%	2/15/28	8,400	8,366
[4,5,6]	Invitation Homes Trust Class A Series 2017-SFR2, 1M USD LIBOR + 0.850%	0.936%	12/17/36	8,710	8,694
[4,5,6]	Invitation Homes Trust Class A Series 2018-SFR1, 1M USD LIBOR + 0.700%	0.786%	3/17/37	35,154	35,047
[4,5,6]	Invitation Homes Trust Class B Series 2017-SFR2, 1M USD LIBOR + 1.150%	1.236%	12/17/36	3,339	3,332
[4,5,6]	Invitation Homes Trust Class B Series 2018-SFR1, 1M USD LIBOR + 0.950%	1.036%	3/17/37	9,889	9,869
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C6	3.507%	5/15/45	12,213	12,292
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2013-C16	3.881%	12/15/46	1,598	1,650
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C13	3.994%	1/15/46	3,815	3,977
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	1,680	1,775
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2012-LC9	2.840%	12/15/47	25,014	25,359
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-LC11	2.960%	4/15/46	3,586	3,676
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2013-C16	4.517%	12/15/46	14,600	15,445
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-C16	4.942%	12/15/46	21,150	22,503
[4,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2010-C2	5.713%	11/15/43	3,728	3,717
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C13	4.077%	1/15/46	5,450	5,650
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C16	5.007%	12/15/46	9,770	10,276
[4,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.713%	11/15/43	7,100	6,863

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2014-C26	3.231%	1/15/48	38,639	40,269
[4]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	20,995	22,514
[4,6]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C14	4.133%	8/15/46	10,455	10,847
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C17	4.199%	1/15/47	1,860	1,971
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	1,975	2,087
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C21	3.493%	8/15/47	4,142	4,310
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C26	3.494%	1/15/48	10,000	10,626
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	19,090	20,123
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C30	3.551%	7/15/48	27,100	28,771
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	24,417	26,573
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	2,866	2,969
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C15	4.131%	11/15/45	2,900	3,058
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C18	4.079%	2/15/47	28,340	29,987
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	10,982	11,675
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	12,364	13,039
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.038%	7/15/45	7,520	7,827
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	12,950	13,711
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	15,901	17,231
[4,6]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.796%	2/15/47	13,200	13,875
[4,6]	JPMBB Commercial Mortgage Securities Trust Class C Series 2014-C18	4.796%	2/15/47	8,880	8,521
[4]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	6,030	6,430
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	5,970	6,517
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	2,522	2,727
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP7	3.454%	9/15/50	2,500	2,704
[4]	JPMDB Commercial Mortgage Securities Trust Class A3 Series 2016-C4	3.141%	12/15/49	6,430	6,861
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	4,000	4,515
[4]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	5,693	6,180
[4,5,6]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	9,405	9,631
[4,5]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	5,145	5,237
[4,5]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	7,109	7,292

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Master Credit Card Trust Class A Series 2021-1A	0.530%	11/21/25	44,340	43,830
[4,6]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	1.802%	4/25/34	118	111
[4]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	24,820	24,695
[4]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-B	0.510%	3/15/27	13,030	12,900
[4]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2021-1	0.730%	12/15/27	15,560	15,370
[4]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2019-1	2.040%	1/15/26	17,090	17,414
[4,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	2.405%	7/25/33	219	227
[4,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, 6M USD LIBOR + 1.500%	1.657%	2/25/33	327	315
[4,5]	MMAF Equipment Finance LLC Class A4 Series 2018-A	3.390%	1/10/25	6,680	6,787
[4,5]	MMAF Equipment Finance LLC Class A5 Series 2015-AA	2.490%	2/19/36	3,113	3,126
[4,5]	MMAF Equipment Finance LLC Class A5 Series 2018-A	3.610%	3/10/42	3,580	3,774
[4,5]	MMAF Equipment Finance LLC Class A5 Series 2019-A	3.080%	11/12/41	6,400	6,710
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2013-C11	3.960%	8/15/46	8,093	8,315
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2014-C15	3.773%	4/15/47	32,330	33,826
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C23	3.451%	7/15/50	14,659	15,490
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C24	3.479%	5/15/48	23,404	24,752
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2012-C6	2.858%	11/15/45	4,113	4,159
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C10	4.080%	7/15/46	28,493	29,702
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.151%	8/15/46	24,216	25,317
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	3,830	4,031
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C13	4.039%	11/15/46	8,300	8,750
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C7	2.918%	2/15/46	6,400	6,509
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	4,025	4,125
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C15	4.051%	4/15/47	11,920	12,653
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C18	3.923%	10/15/47	13,400	14,332
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C19	3.526%	12/15/47	23,220	24,609
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C20	3.249%	2/15/48	37,941	40,031
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	22,328	24,009
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C29	3.325%	5/15/49	9,789	10,450
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C32	3.720%	12/15/49	28,249	30,885

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	2,475	2,705
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	16,600	17,569
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	6/15/47	26,056	27,639
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C17	3.741%	8/15/47	16,794	17,815
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	16,957	18,291
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	2,940	3,003
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C14	4.384%	2/15/47	17,500	18,528
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C16	4.094%	6/15/47	9,540	10,095
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C17	4.011%	8/15/47	7,460	7,898
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.332%	6/15/47	22,920	23,523
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.080%	7/15/46	3,372	2,961
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	4.898%	4/15/47	1,895	2,003
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C16	4.765%	6/15/47	12,300	12,153
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2016-C29	4.733%	5/15/49	2,210	2,304
[4]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/50	6,765	7,383
[4]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	5,420	5,798
[4,5]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	15,955	16,869
[4,5]	Morgan Stanley Capital I Trust Class A Series 2015-420	3.727%	10/12/50	15,242	16,007
[4]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	41,942	45,418
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	11,960	12,708
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	5,621	5,892
[4]	Morgan Stanley Capital I Trust Class AS Series 2012-C4	3.773%	3/15/45	2,500	2,513
[4,6]	Morgan Stanley Capital I Trust Class C Series 2015-UBS8	4.582%	12/15/48	5,740	5,547
[4,6]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	2.033%	6/25/36	2,293	2,157
[4,5]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	27,185	27,064
[4,5]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	7,166	7,323
[4,5]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	8,079	8,319
[4,5]	Navient Private Education Refi Loan Trust Class A2A Series 2018-DA	4.000%	12/15/59	28,365	29,815
[4,5,6]	Navient Student Loan Trust Class A2 Series 2016-2A, 1M USD LIBOR + 1.050%	1.139%	6/25/65	275	275
[4,5,6]	Navient Student Loan Trust Class A2 Series 2016-6A, 1M USD LIBOR + 0.750%	0.839%	3/25/66	15,981	16,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Navient Student Loan Trust Class A2A Series 2019-BA	3.390%	12/15/59	14,945	15,475
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2018-B	3.160%	12/16/24	10,430	10,633
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-A	3.000%	9/15/25	7,290	7,484
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-B	2.540%	12/15/25	20,100	20,620
[4,5]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	8,360	7,246
[4,5,6]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	0.966%	1/16/60	4,795	4,809
[4,5,6]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	1.086%	6/20/60	2,582	2,586
[4,5,6]	Pepper Residential Securities Trust No. 23 Class A1U Series 23A, 1M USD LIBOR + 0.950%	1.036%	8/18/60	2,121	2,127
[4,5]	PFS Financing Corp. Class A Series 2020-A	1.270%	6/15/25	7,720	7,780
[4,5,6]	PHEAA Student Loan Trust Class A Series 2016-2A, 1M USD LIBOR + 0.950%	1.039%	11/25/65	12,346	12,514
[4,5,6]	RESIMAC Bastille Trust Class A1 Series 2018-1NCA, 1M USD LIBOR + 0.850%	0.925%	12/5/59	6,395	6,407
[4,5,6]	RESIMAC MBS Trust Class A1A Series 2018-2A, 1M USD LIBOR + 0.850%	0.934%	4/10/50	1,243	1,242
[4,5,6]	RESIMAC Premier Class A1 Series 2018-1A, 1M USD LIBOR + 0.800%	0.884%	11/10/49	4,852	4,858
[4,6]	RFMSI Series Trust Class 2A1 Series 2006-SA3	4.463%	9/25/36	2,333	1,916
[4,6]	RFMSI Trust Class 2A1 Series 2006-SA2	4.413%	8/25/36	6,590	5,210
[4]	Santander Drive Auto Receivables Trust Class C Series 2020-2	1.460%	9/15/25	18,750	18,847
[4]	Santander Drive Auto Receivables Trust Class C Series 2020-3	1.120%	1/15/26	11,550	11,601
[4]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	13,940	13,943
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-3	4.070%	8/15/24	31,261	31,726
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-4	3.980%	12/15/25	21,750	22,514
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-5	4.190%	12/16/24	27,926	28,318
[4]	Santander Drive Auto Receivables Trust Class D Series 2020-2	2.220%	9/15/26	25,830	26,282
[4]	Santander Drive Auto Receivables Trust Class D Series 2021-1	1.130%	11/16/26	17,230	17,180
[4,5]	Santander Retail Auto Lease Trust Class A3 Series 2020-A	1.740%	7/20/23	24,300	24,521
[4,5]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	36,430	36,240
[4,5]	Santander Retail Auto Lease Trust Class A4 Series 2020-A	1.760%	3/20/24	11,250	11,390
[4,5]	Santander Retail Auto Lease Trust Class A4 Series 2021-B	0.540%	6/20/25	8,960	8,873
[4,5]	Santander Retail Auto Lease Trust Class A4 Series 2021-C	0.590%	3/20/26	9,170	9,095
[4,5]	Santander Retail Auto Lease Trust Class C Series 2020-B	1.180%	12/20/24	9,190	9,176
[4,5]	Santander Retail Auto Lease Trust Class C Series 2021-C	1.110%	3/20/26	14,090	13,963
[4,5]	Santander Retail Auto Lease Trust Class D Series 2020-A	2.520%	11/20/24	15,340	15,625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	17,540	17,703
[4,5]	Santander Retail Auto Lease Trust Class D Series 2021-B	1.410%	11/20/25	14,530	14,426
[4,5]	Securitized Term Auto Receivables Trust Class A4 Series 2018-2A	3.544%	6/26/23	5,626	5,663
[4,5]	SLM Private Education Loan Trust Class B Series 2014-A	3.500%	11/15/44	3,212	3,218
[4,5]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	4,989	5,091
[4,5]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	10,799	11,125
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	14,636	15,379
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	17,424	18,164
[4,5,6]	SoFi Professional Loan Program LLC Class A1 Series 2016-D, 1M USD LIBOR + 0.950%	1.039%	1/25/39	665	666
[4,5,6]	SoFi Professional Loan Program LLC Class A1 Series 2017-C, 1M USD LIBOR + 0.600%	0.689%	7/25/40	341	341
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2016-C	2.360%	12/27/32	879	884
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2016-D	2.340%	4/25/33	1,698	1,715
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2017-A	2.400%	3/26/40	417	422
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2017-E	2.720%	11/26/40	5,072	5,114
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2018-A	2.950%	2/25/42	7,577	7,674
[4,5]	SoFi Professional Loan Program LLC Class A2BSeries 2016-B	2.740%	10/25/32	1,102	1,110
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	2,924	2,953
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	4,339	4,407
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	5,031	5,132
[4,5]	SoFi Professional Loan Program Trust Class A1FX Series 2020-A	2.060%	5/15/46	3,363	3,366
[4]	Synchrony Credit Card Master Note Trust Class C Series 2017-2	3.010%	10/15/25	13,000	13,291
[4,5]	Tesla Auto Lease Trust Class A3 Series 2021-B	0.600%	9/22/25	15,250	15,127
[4,5]	Tesla Auto Lease Trust Class A4 Series 2020-A	0.780%	12/20/23	3,620	3,628
[4,5]	Tesla Auto Lease Trust Class A4 Series 2021-B	0.630%	9/22/25	7,820	7,744
[4,5]	Tesla Auto Lease Trust Class B Series 2021-B	0.910%	9/22/25	11,660	11,542
[4,5]	Tesla Auto Lease Trust Class C Series 2020-A	1.680%	2/20/24	3,000	3,025
[4,5]	Tesla Auto Lease Trust Class C Series 2021-B	1.120%	9/22/25	7,770	7,689
[4,5]	Tidewater Auto Receivables Trust Class C Series 2018-AA	3.840%	11/15/24	761	762
[4,5]	Tidewater Auto Receivables Trust Class D Series 2018-AA	4.300%	11/15/24	2,059	2,062
[4,5]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	24,260	25,301
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2019-1A	2.560%	11/25/31	2,640	2,738
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	17,410	17,481
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2021-1A	1.070%	2/27/34	40,160	39,565

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.720%	1/15/27	19,640	19,357
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2019-D	1.990%	2/18/25	9,410	9,614
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	1.680%	5/15/25	29,200	29,695
[4,5]	Toyota Lease Owner Trust Class A3 Series 2021-B	0.420%	10/21/24	29,300	29,126
[4,5]	Toyota Lease Owner Trust Class A4 Series 2021-A	0.500%	8/20/25	6,310	6,283
[4,5]	Trinity Rail Leasing LLC Class A2 Series 2018-1A	4.620%	6/17/48	21,060	21,561
[4]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	5,515	6,046
[4]	UBS Commercial Mortgage Trust Class AS Series 2012-C1	4.171%	5/10/45	1,250	1,262
[4]	UBS Commercial Mortgage Trust Class ASB Series 2019-C16	3.460%	4/15/52	5,849	6,322
[4,5]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	25,038	24,792
[4]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	4/10/46	7,560	7,755
[4]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	2,304	2,363
[4]	Verizon Master Trust Class A Series 2021-1	0.500%	5/20/27	48,170	47,670
	Verizon Master Trust Class A Series 2021-2	0.990%	4/20/28	18,260	18,257
[4]	Verizon Master Trust Class B Series 2021-1	0.690%	5/20/27	22,770	22,558
	Verizon Master Trust Class B Series 2021-2	1.280%	4/20/28	19,430	19,428
[4]	Verizon Master Trust Class C Series 2021-1	0.890%	5/20/27	12,360	12,288
[4]	Verizon Owner Trust Class B Series 2020-A	1.980%	7/22/24	16,635	16,915
[4]	Verizon Owner Trust Class B Series 2020-B	0.680%	2/20/25	18,050	18,040
[4]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	12,480	12,494
[4]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2018-1	3.150%	7/22/24	6,970	6,998
[4,6]	WaMu Mortgage Pass-Through Certificates Class 1A7 Series 2003-AR9 Trust	2.514%	9/25/33	410	409
[4,6]	WaMu Mortgage Pass-Through Certificates Class A Series 2002-AR18 Trust	2.572%	1/25/33	66	66
[4,6]	WaMu Mortgage Pass-Through Certificates Class A7 Series 2003-AR7 Trust	2.364%	8/25/33	272	285
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2015-C30	3.411%	9/15/58	26,236	27,896
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	8,255	8,609
[4,6]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2013-LC12	4.218%	7/15/46	4,716	4,940
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C27	3.190%	2/15/48	29,409	30,635
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	31,072	33,346
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	24,860	26,747
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	24,336	26,363
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C37	3.525%	12/15/49	6,936	7,407
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	5,750	6,096
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	2,495	2,727
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	2,479	2,706

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	3,435	3,885
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	3,040	3,495
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC16	3.817%	8/15/50	33,030	34,971
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	31,300	33,172
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2012-LC5	3.539%	10/15/45	1,650	1,681
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2013-LC12	4.306%	7/15/46	4,906	5,074
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	7,100	7,302
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C30	4.067%	9/15/58	17,222	18,527
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	8,550	9,259
[4]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C49	3.933%	3/15/52	7,894	8,722
[4]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	6,550	6,157
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	6,830	3,700
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.557%	9/15/58	14,300	14,699
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	5,973	6,168
[4,6]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	2.537%	10/25/36	2,785	2,635
[4,5,6]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/31	35,485	36,922
[4,6]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C15	4.153%	8/15/46	14,980	15,602
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C17	4.023%	12/15/46	9,770	10,263
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C19	3.829%	3/15/47	19,900	20,784
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	1,564	1,638
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C23	3.650%	10/15/57	11,246	11,903
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	2,586	2,703
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C16	4.415%	9/15/46	14,650	15,458
[4,6]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C18	4.162%	12/15/46	8,730	9,243
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C19	4.101%	3/15/47	23,553	25,020
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C20	3.995%	5/15/47	22,461	23,786
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	10,000	10,586
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	14,702	15,689
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C24	3.607%	11/15/47	17,438	18,432
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-LC14	4.045%	3/15/47	37,269	39,502

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2012-C9	3.388%	11/15/45	2,860	2,919
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	2,230	2,293
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	7,130	7,410
[4,6]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	4.863%	12/15/46	5,775	6,022
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	11,110	11,395
[4,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	4,500	4,201
[4]	World Omni Auto Receivables Trust Class A3 Series 2021-B	0.420%	6/15/26	22,520	22,341
[4]	World Omni Auto Receivables Trust Class A3 Series 2021-C	0.440%	8/17/26	22,010	21,817
[4]	World Omni Auto Receivables Trust Class A4 Series 2018-D	3.440%	12/16/24	3,660	3,755
[4]	World Omni Auto Receivables Trust Class A4 Series 2019-A	3.220%	6/16/25	6,060	6,230
[4]	World Omni Auto Receivables Trust Class A4 Series 2021-B	0.690%	6/15/27	5,920	5,843
[4]	World Omni Auto Receivables Trust Class A4 Series 2021-C	0.640%	9/15/27	14,395	14,163
[4]	World Omni Auto Receivables Trust Class A4 Series 2021-D	1.100%	11/15/27	13,110	13,099
[4]	World Omni Auto Receivables Trust Class B Series 2018-A	2.890%	4/15/25	8,670	8,752
[4]	World Omni Auto Receivables Trust Class B Series 2019-B	2.860%	6/16/25	5,210	5,361
[4]	World Omni Auto Receivables Trust Class B Series 2020-B	1.220%	3/16/26	4,350	4,369
[4]	World Omni Auto Receivables Trust Class B Series 2020-C	0.870%	10/15/26	8,950	8,925
[4]	World Omni Auto Receivables Trust Class B Series 2021-B	1.040%	6/15/27	4,360	4,295
[4]	World Omni Auto Receivables Trust Class B Series 2021-C	0.840%	9/15/27	5,360	5,233
[4]	World Omni Auto Receivables Trust Class B Series 2021-D	1.520%	11/15/27	14,055	14,046
[4]	World Omni Auto Receivables Trust Class C Series 2020-C	1.390%	5/17/27	3,900	3,916
[4]	World Omni Auto Receivables Trust Class C Series 2021-B	1.290%	12/15/27	4,270	4,249
[4]	World Omni Auto Receivables Trust Class C Series 2021-C	1.060%	4/17/28	2,420	2,373
[4]	World Omni Auto Receivables Trust Class C Series 2021-D	1.720%	6/15/28	4,640	4,637
[4]	World Omni Automobile Lease Securitization Trust Class A3 Series 2021-A	0.420%	8/15/24	25,540	25,383
[4]	World Omni Automobile Lease Securitization Trust Class A4 Series 2021-A	0.500%	11/16/26	11,150	11,036
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $6,372,058)					6,487,260
Corporate Bonds (78.1%)
Communications (5.5%)
	AT&T Inc.	0.395%	11/16/21	43,730	43,725
	AT&T Inc.	0.436%	12/14/21	132,250	132,212
	AT&T Inc.	0.406%	12/16/21	169,800	169,749
	AT&T Inc.	3.000%	6/30/22	28,769	29,117
	AT&T Inc.	2.625%	12/1/22	9,800	9,968

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	4.050%	12/15/23	3,985	4,256
	AT&T Inc.	0.900%	3/25/24	291,305	291,349
	AT&T Inc.	4.450%	4/1/24	2,710	2,916
	AT&T Inc.	3.950%	1/15/25	9,505	10,272
	AT&T Inc.	3.400%	5/15/25	24,729	26,421
	AT&T Inc.	3.600%	7/15/25	1,690	1,818
	AT&T Inc.	1.700%	3/25/26	211,870	212,798
[7]	Booking Holdings Inc.	0.100%	3/8/25	23,876	27,531
	Booking Holdings Inc.	3.600%	6/1/26	16,000	17,407
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	248,929	254,183
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	80,277	86,095
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	267,302	297,255
[5]	Cogent Communications Group Inc.	3.500%	5/1/26	3,085	3,123
	Comcast Corp.	3.600%	3/1/24	820	873
	Comcast Corp.	3.700%	4/15/24	70,261	74,937
	Comcast Corp.	3.375%	2/15/25	23,821	25,413
	Comcast Corp.	3.375%	8/15/25	95,599	102,588
	Comcast Corp.	3.950%	10/15/25	76,819	84,391
	Comcast Corp.	3.150%	3/1/26	52,555	56,273
[7]	Comcast Corp.	0.010%	9/14/26	48,105	54,878
	Comcast Corp.	2.350%	1/15/27	51,881	53,760
[5]	Cox Communications Inc.	3.150%	8/15/24	9,327	9,804
	CSC Holdings LLC	6.750%	11/15/21	4,888	4,894
[5]	CSC Holdings LLC	5.375%	2/1/28	4,745	4,890
[5]	CSC Holdings LLC	7.500%	4/1/28	1,100	1,175
[5]	CSC Holdings LLC	6.500%	2/1/29	3,000	3,216
[5]	CSC Holdings LLC	4.625%	12/1/30	4,395	4,028
[5]	Deutsche Telekom International Finance BV	2.485%	9/19/23	15,700	16,136
	Discovery Communications LLC	2.950%	3/20/23	55,062	56,686
	Discovery Communications LLC	3.800%	3/13/24	63,424	67,281
	Discovery Communications LLC	3.900%	11/15/24	28,005	29,995
	Discovery Communications LLC	3.450%	3/15/25	5,993	6,350
	Discovery Communications LLC	3.950%	6/15/25	6,790	7,335
	Discovery Communications LLC	4.900%	3/11/26	76,623	86,378
	Expedia Group Inc.	3.600%	12/15/23	4,840	5,092
	Expedia Group Inc.	4.500%	8/15/24	3,012	3,247
[5]	Expedia Group Inc.	6.250%	5/1/25	2,920	3,335
	Expedia Group Inc.	5.000%	2/15/26	15,700	17,625
	Fox Corp.	4.030%	1/25/24	46,216	49,196
	Fox Corp.	3.050%	4/7/25	61,451	64,875
[5]	Frontier Communications Holdings LLC	5.875%	10/15/27	988	1,039
[5]	Frontier Communications Holdings LLC	5.000%	5/1/28	5,208	5,313
[8]	Global Switch Holdings Ltd.	4.375%	12/13/22	19,190	27,179
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	6,672	7,150
	Level 3 Financing Inc.	5.250%	3/15/26	1,523	1,569
[5]	Level 3 Financing Inc.	4.625%	9/15/27	1,640	1,682
[5]	Level 3 Financing Inc.	4.250%	7/1/28	1,490	1,475
[5]	Level 3 Financing Inc.	3.625%	1/15/29	2,350	2,224
[5]	Netflix Inc.	3.625%	6/15/25	11,303	12,020
	Netflix Inc.	4.875%	4/15/28	7,265	8,329
	Netflix Inc.	5.875%	11/15/28	354	431
[5]	Nexstar Media Inc.	5.625%	7/15/27	3,875	4,087
[5]	Nexstar Media Inc.	4.750%	11/1/28	2,898	2,960
[5]	NTT Finance Corp.	0.583%	3/1/24	45,780	45,459
[5]	NTT Finance Corp.	1.162%	4/3/26	87,855	86,520

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	970	1,048
	Ooredoo International Finance Ltd.	3.250%	2/21/23	8,700	8,971
	Qwest Corp.	6.750%	12/1/21	33,857	33,989
	Rogers Communications Inc.	3.000%	3/15/23	1,180	1,210
[5]	Sirius XM Radio Inc.	3.125%	9/1/26	1,215	1,218
[5]	Sirius XM Radio Inc.	5.000%	8/1/27	700	732
[5]	Sirius XM Radio Inc.	4.000%	7/15/28	825	831
[5]	Sky Ltd.	3.125%	11/26/22	35,710	36,744
[5]	Sky Ltd.	3.750%	9/16/24	48,460	52,211
[7]	Sky Ltd.	2.500%	9/15/26	22,015	28,226
	Sprint Corp.	7.125%	6/15/24	10,496	11,858
	Sprint Corp.	7.625%	3/1/26	3,640	4,368
	Time Warner Entertainment Co. LP	8.375%	3/15/23	8,730	9,626
	T-Mobile USA Inc.	3.500%	4/15/25	320,496	341,808
	T-Mobile USA Inc.	1.500%	2/15/26	54,009	53,617
	T-Mobile USA Inc.	2.250%	2/15/26	9,980	10,037
[5]	T-Mobile USA Inc.	2.250%	2/15/26	4,855	4,885
	TWDC Enterprises 18 Corp.	2.350%	12/1/22	4,240	4,321
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	55	59
[5]	Twitter Inc.	3.875%	12/15/27	1,786	1,878
	VeriSign Inc.	5.250%	4/1/25	28,080	31,351
[9]	Verizon Communications Inc.	3.500%	2/17/23	13,960	10,812
	Verizon Communications Inc.	4.150%	3/15/24	10,600	11,339
	Verizon Communications Inc.	3.500%	11/1/24	19,300	20,592
	Verizon Communications Inc.	0.850%	11/20/25	38,220	37,422
	Verizon Communications Inc.	1.450%	3/20/26	119,445	119,118
	Verizon Communications Inc.	2.625%	8/15/26	19,430	20,341
	Verizon Communications Inc.	2.100%	3/22/28	43,612	43,748
[6,9]	Verizon Communications Inc., 3M Australian Bank Bill Rate + 1.220%	1.234%	2/17/23	33,310	25,279
	ViacomCBS Inc.	3.875%	4/1/24	50,818	53,889
	ViacomCBS Inc.	3.500%	1/15/25	10,700	11,368
	ViacomCBS Inc.	4.750%	5/15/25	154,386	171,295
	Vodafone Group plc	3.750%	1/16/24	161,276	171,667
	Vodafone Group plc	4.125%	5/30/25	22,338	24,479
[6,9]	Vodafone Group plc, 3M Australian Bank Bill Rate + 1.050%	1.062%	12/13/22	4,360	3,296
	Walt Disney Co.	1.750%	8/30/24	98,584	100,844
	Walt Disney Co.	3.700%	9/15/24	5,090	5,455
	Walt Disney Co.	3.350%	3/24/25	65,463	70,078
	Walt Disney Co.	1.750%	1/13/26	51,805	52,550
	Walt Disney Co.	3.375%	11/15/26	43,628	47,397
[5]	Zayo Group Holdings Inc.	4.000%	3/1/27	4,140	4,020
[5]	Zayo Group Holdings Inc.	6.125%	3/1/28	1,547	1,512
					4,367,772
Consumer Discretionary (4.9%)
[5]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	2,610	2,604
[5]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	2,820	2,836
[5]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	4,530	4,609
	American Honda Finance Corp.	2.050%	1/10/23	7,900	8,046
	American Honda Finance Corp.	1.950%	5/10/23	66,050	67,386
	American Honda Finance Corp.	0.875%	7/7/23	31,700	31,862
	American Honda Finance Corp.	0.650%	9/8/23	7,500	7,501
	American Honda Finance Corp.	3.625%	10/10/23	77,900	82,339
	American Honda Finance Corp.	3.550%	1/12/24	291	308
	American Honda Finance Corp.	2.900%	2/16/24	7,400	7,736
	American Honda Finance Corp.	2.400%	6/27/24	33,500	34,766

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Honda Finance Corp.	0.550%	7/12/24	155,100	153,362
	American Honda Finance Corp.	0.750%	8/9/24	20,590	20,461
	American Honda Finance Corp.	2.150%	9/10/24	43,628	45,025
[7]	American Honda Finance Corp.	1.950%	10/18/24	14,575	17,785
	American Honda Finance Corp.	1.200%	7/8/25	47,476	47,359
	American Honda Finance Corp.	1.300%	9/9/26	19,500	19,352
[8]	American Honda Finance Corp.	1.500%	10/19/27	11,645	15,802
	Asbury Automotive Group Inc.	4.500%	3/1/28	7,269	7,420
	Asbury Automotive Group Inc.	4.750%	3/1/30	615	627
	AutoZone Inc.	2.875%	1/15/23	2,584	2,639
	AutoZone Inc.	3.625%	4/15/25	50,197	53,914
	AutoZone Inc.	3.750%	6/1/27	15,500	17,057
[5]	BMW US Capital LLC	0.800%	4/1/24	20,000	19,961
[5]	BMW US Capital LLC	1.250%	8/12/26	24,500	24,238
	BorgWarner Inc.	3.375%	3/15/25	11,300	12,017
[5]	Boyd Gaming Corp.	8.625%	6/1/25	6,078	6,574
	Brunswick Corp.	0.850%	8/18/24	34,250	33,907
[5]	Caesars Entertainment Inc.	6.250%	7/1/25	2,420	2,547
[5]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	602	632
[5]	Carnival Corp.	4.000%	8/1/28	3,690	3,688
[5]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium OP	5.500%	5/1/25	9,970	10,369
[5]	Churchill Downs Inc.	5.500%	4/1/27	6,559	6,797
[5]	Churchill Downs Inc.	4.750%	1/15/28	2,831	2,939
[6,10,11,12]	Churchill Downs Inc. Bank Loan	—%	12/27/24	2,865	2,854
[5]	Clarios Global LP	6.750%	5/15/25	2,269	2,390
[5]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	1,620	1,695
[5]	Daimler Finance North America LLC	1.750%	3/10/23	4,000	4,059
[5]	Daimler Finance North America LLC	3.650%	2/22/24	26,000	27,551
[5]	Daimler Finance North America LLC	0.750%	3/1/24	122,615	122,029
[5]	Daimler Finance North America LLC	2.700%	6/14/24	38,000	39,580
[5]	Daimler Finance North America LLC	1.450%	3/2/26	63,000	62,707
	DR Horton Inc.	2.600%	10/15/25	35,654	37,116
	DR Horton Inc.	1.300%	10/15/26	24,280	23,760
	eBay Inc.	1.400%	5/10/26	29,500	29,236
[5]	ERAC USA Finance LLC	2.700%	11/1/23	54,880	56,720
[5]	ERAC USA Finance LLC	3.850%	11/15/24	37,894	40,608
[5]	ERAC USA Finance LLC	3.800%	11/1/25	18,585	20,128
[5]	ERAC USA Finance LLC	3.300%	12/1/26	2,965	3,173
	Ford Motor Co.	8.500%	4/21/23	3,604	3,949
	Ford Motor Credit Co. LLC	3.087%	1/9/23	5,500	5,589
	Ford Motor Credit Co. LLC	5.125%	6/16/25	2,745	2,981
	Ford Motor Credit Co. LLC	4.134%	8/4/25	1,195	1,262
	Ford Motor Credit Co. LLC	3.375%	11/13/25	12,200	12,537
	Ford Motor Credit Co. LLC	2.700%	8/10/26	6,095	6,076
	Ford Motor Credit Co. LLC	4.125%	8/17/27	5,923	6,274
	Ford Motor Credit Co. LLC	3.815%	11/2/27	1,763	1,834
	General Motors Co.	4.875%	10/2/23	32,904	35,304
	General Motors Co.	5.400%	10/2/23	55,240	59,804
	General Motors Co.	6.125%	10/1/25	98,477	114,150
	General Motors Financial Co. Inc.	4.200%	11/6/21	13,800	13,805
	General Motors Financial Co. Inc.	3.450%	4/10/22	15,908	16,038
	General Motors Financial Co. Inc.	3.150%	6/30/22	3,900	3,958
	General Motors Financial Co. Inc.	3.250%	1/5/23	19,510	20,040
	General Motors Financial Co. Inc.	4.250%	5/15/23	36,300	38,135
	General Motors Financial Co. Inc.	4.150%	6/19/23	5,500	5,776
	General Motors Financial Co. Inc.	5.100%	1/17/24	45,250	48,987
	General Motors Financial Co. Inc.	3.950%	4/13/24	37,161	39,443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	1.200%	10/15/24	48,000	47,804
	General Motors Financial Co. Inc.	3.500%	11/7/24	52,385	55,466
	General Motors Financial Co. Inc.	4.000%	1/15/25	4,900	5,243
	General Motors Financial Co. Inc.	2.900%	2/26/25	32,344	33,639
	General Motors Financial Co. Inc.	4.350%	4/9/25	64,275	69,866
	General Motors Financial Co. Inc.	2.750%	6/20/25	22,453	23,308
	General Motors Financial Co. Inc.	4.300%	7/13/25	24,123	26,217
	General Motors Financial Co. Inc.	1.250%	1/8/26	108,490	106,274
	General Motors Financial Co. Inc.	5.250%	3/1/26	5,409	6,120
[5]	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	28,944	29,225
[5]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	14,500	15,293
	Harley-Davidson Inc.	3.500%	7/28/25	16,500	17,475
[5]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	3,183	3,321
[5]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	860	924
[5]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	2,935	2,945
	Hyatt Hotels Corp.	1.300%	10/1/23	38,800	38,834
[5]	International Game Technology plc	4.125%	4/15/26	1,855	1,917
[5]	International Game Technology plc	6.250%	1/15/27	540	608
	Lennar Corp.	5.375%	10/1/22	7,465	7,754
	Lennar Corp.	4.875%	12/15/23	10,500	11,259
	Lennar Corp.	4.500%	4/30/24	34,650	37,205
	Lennar Corp.	5.875%	11/15/24	19,700	21,958
	Lennar Corp.	4.750%	5/30/25	22,084	24,358
	Lennar Corp.	5.250%	6/1/26	51,145	58,162
[5]	Live Nation Entertainment Inc.	6.500%	5/15/27	8,850	9,710
[5]	Live Nation Entertainment Inc.	3.750%	1/15/28	1,647	1,632
	Lowe's Cos. Inc.	3.125%	9/15/24	7,405	7,817
	Marriott International Inc.	5.750%	5/1/25	49,575	56,197
	Marriott International Inc.	3.750%	10/1/25	15,325	16,429
	Marriott International Inc.	3.125%	6/15/26	6,390	6,764
	McDonald's Corp.	3.350%	4/1/23	6,300	6,535
	McDonald's Corp.	3.375%	5/26/25	11,755	12,566
	McDonald's Corp.	3.300%	7/1/25	50,201	53,602
	McDonald's Corp.	1.450%	9/1/25	24,300	24,442
	McDonald's Corp.	3.700%	1/30/26	7,000	7,609
[5]	Meritage Homes Corp.	3.875%	4/15/29	1,775	1,839
[5]	Nissan Motor Acceptance Co. LLC	1.050%	3/8/24	51,000	50,675
[5]	Nissan Motor Acceptance Co. LLC	1.125%	9/16/24	23,960	23,753
[5]	Nissan Motor Acceptance Co. LLC	2.000%	3/9/26	51,750	51,244
[5]	Nissan Motor Acceptance Co. LLC	1.850%	9/16/26	69,535	67,834
[5]	Nissan Motor Co. Ltd.	3.043%	9/15/23	105,000	108,631
[5]	Nissan Motor Co. Ltd.	3.522%	9/17/25	135,142	142,174
[5]	Penn National Gaming Inc.	5.625%	1/15/27	1,225	1,266
	PulteGroup Inc.	5.500%	3/1/26	2,323	2,670
	PulteGroup Inc.	5.000%	1/15/27	1,310	1,501
	Ross Stores Inc.	0.875%	4/15/26	43,000	41,837
[5]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	592	663
[5]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	596	647
[5]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	706	804
[5]	Stellantis Finance US Inc.	1.711%	1/29/27	10,685	10,517
	TJX Cos. Inc.	2.250%	9/15/26	2,011	2,093
	Toll Brothers Finance Corp.	4.875%	11/15/25	4,860	5,377
	Toll Brothers Finance Corp.	4.875%	3/15/27	6,805	7,544
	Toll Brothers Finance Corp.	4.350%	2/15/28	2,490	2,717
	Toyota Motor Credit Corp.	2.700%	1/11/23	5,120	5,254
	Toyota Motor Credit Corp.	0.450%	1/11/24	52,350	51,948
	Toyota Motor Credit Corp.	2.900%	4/17/24	2,130	2,235
	Toyota Motor Credit Corp.	1.800%	2/13/25	66	67

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toyota Motor Credit Corp.	3.000%	4/1/25	39,050	41,348
	Toyota Motor Credit Corp.	0.800%	10/16/25	93,500	91,666
	Tri Pointe Homes Inc.	5.700%	6/15/28	3,005	3,267
[5]	Vail Resorts Inc.	6.250%	5/15/25	7,353	7,749
[7]	Volkswagen Bank GmbH	0.750%	6/15/23	14,510	16,981
[7]	Volkswagen Financial Services AG	2.500%	4/6/23	29,070	34,810
[7]	Volkswagen Financial Services AG	0.875%	4/12/23	14,500	16,980
[9]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	22,620	17,420
[8]	Volkswagen Financial Services NV	1.125%	9/18/23	29,400	39,964
[5]	Volkswagen Group of America Finance LLC	2.900%	5/13/22	37,000	37,489
[5]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	75,020	76,480
[5]	Volkswagen Group of America Finance LLC	0.750%	11/23/22	48,000	48,029
[5]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	36,400	37,659
[5]	Volkswagen Group of America Finance LLC	4.250%	11/13/23	17,700	18,873
[5]	Volkswagen Group of America Finance LLC	0.875%	11/22/23	116,065	115,957
[5]	Volkswagen Group of America Finance LLC	2.850%	9/26/24	22,133	23,126
[5]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	4,500	4,771
[5]	Volkswagen Group of America Finance LLC	1.250%	11/24/25	94,250	92,858
[7]	Volkswagen International Finance NV	3.375%	12/31/99	800	978
[7]	Volkswagen Leasing GmbH	1.375%	1/20/25	27,139	32,439
[7]	Volkswagen Leasing GmbH	0.375%	7/20/26	14,570	16,731
[5]	William Carter Co.	5.500%	5/15/25	3,706	3,878
[5]	Williams Scotsman International Inc.	4.625%	8/15/28	2,530	2,616
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	2,206	2,281
					3,900,131
Consumer Staples (3.2%)
[5]	7-Eleven Inc.	0.625%	2/10/23	30,650	30,601
[5]	7-Eleven Inc.	0.800%	2/10/24	127,000	126,291
[5]	7-Eleven Inc.	0.950%	2/10/26	69,200	67,294
[7]	Altria Group Inc.	1.000%	2/15/23	29,015	33,936
	Altria Group Inc.	2.350%	5/6/25	58,739	60,487
[7]	Altria Group Inc.	1.700%	6/15/25	9,705	11,673
	Altria Group Inc.	4.400%	2/14/26	16,727	18,556
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	30,831	33,509
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	29,421	31,877
	BAT Capital Corp.	3.222%	8/15/24	84,644	88,886
	BAT Capital Corp.	2.789%	9/6/24	9,750	10,145
[8]	BAT Capital Corp.	2.125%	8/15/25	9,705	13,404
	BAT Capital Corp.	3.215%	9/6/26	21,000	22,073
	BAT Capital Corp.	4.700%	4/2/27	10,000	11,133
[5]	BAT International Finance plc	3.950%	6/15/25	75,200	81,039
	BAT International Finance plc	1.668%	3/25/26	114,200	112,888
[8]	BAT International Finance plc	4.000%	9/4/26	600	889
	Bunge Ltd. Finance Corp. Co.	1.630%	8/17/25	6,310	6,334
	Campbell Soup Co.	3.650%	3/15/23	47,173	48,965
	Campbell Soup Co.	3.950%	3/15/25	20,300	21,961
[7]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	5,295	6,312
[7]	CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	18,650	21,934
[5]	Coca-Cola Europacific Partners plc	0.500%	5/5/23	16,000	15,938
	Conagra Brands Inc.	0.500%	8/11/23	8,750	8,710
	Conagra Brands Inc.	4.300%	5/1/24	10,000	10,770
	Conagra Brands Inc.	4.600%	11/1/25	6,400	7,127
	Constellation Brands Inc.	3.200%	2/15/23	4,550	4,688
	Constellation Brands Inc.	4.250%	5/1/23	78,574	82,638
	Constellation Brands Inc.	4.750%	11/15/24	11,550	12,762
	Constellation Brands Inc.	4.400%	11/15/25	34,588	38,377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Constellation Brands Inc.	4.750%	12/1/25	4,000	4,502
	Constellation Brands Inc.	3.700%	12/6/26	8,315	9,096
	Dollar General Corp.	3.250%	4/15/23	15,626	16,114
	Dollar Tree Inc.	3.700%	5/15/23	25,270	26,343
	General Mills Inc.	3.700%	10/17/23	12,000	12,659
	Grupo Bimbo SAB de CV	4.500%	1/25/22	3,128	3,154
[5]	Grupo Bimbo SAB de CV	4.500%	1/25/22	2,781	2,803
	Hormel Foods Corp.	0.650%	6/3/24	26,600	26,499
	J M Smucker Co.	3.500%	3/15/25	15,800	16,926
[5]	JDE Peet's NV	1.375%	1/15/27	36,090	35,256
	Kellogg Co.	2.650%	12/1/23	8,000	8,307
	Keurig Dr Pepper Inc.	4.057%	5/25/23	51,829	54,432
	Keurig Dr Pepper Inc.	3.130%	12/15/23	15,320	16,042
	Keurig Dr Pepper Inc.	0.750%	3/15/24	47,900	47,709
	Keurig Dr Pepper Inc.	4.417%	5/25/25	48,900	53,774
	Kimberly-Clark Corp.	3.050%	8/15/25	4,800	5,125
	Kraft Heinz Foods Co.	3.000%	6/1/26	20,400	21,280
	Kraft Heinz Foods Co.	3.875%	5/15/27	24,988	27,116
	Kroger Co.	3.400%	4/15/22	16,260	16,360
	Kroger Co.	3.850%	8/1/23	3,400	3,564
	Kroger Co.	4.000%	2/1/24	20,700	21,977
	Kroger Co.	3.500%	2/1/26	27,000	29,295
	Kroger Co.	2.650%	10/15/26	620	649
[5]	Lamb Weston Holdings Inc.	4.625%	11/1/24	8,838	9,053
[5]	Lamb Weston Holdings Inc.	4.875%	11/1/26	1,925	1,974
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/28	2,210	2,372
	McCormick & Co. Inc.	2.700%	8/15/22	4,000	4,064
	McCormick & Co. Inc.	3.150%	8/15/24	10,250	10,822
	Mead Johnson Nutrition Co.	4.125%	11/15/25	4,900	5,401
[5]	Mondelez International Holdings Netherlands BV	2.250%	9/19/24	98,580	101,775
[5]	Mondelez International Holdings Netherlands BV	0.750%	9/24/24	19,510	19,321
[5]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	39,210	38,449
	Mondelez International Inc.	1.500%	5/4/25	61,425	61,941
[5]	Nestle Holdings Inc.	3.500%	9/24/25	14,500	15,675
	PepsiCo Inc.	2.250%	3/19/25	6,935	7,201
[5]	Performance Food Group Inc.	6.875%	5/1/25	997	1,052
[5]	Performance Food Group Inc.	5.500%	10/15/27	4,340	4,538
[5]	Pernod Ricard SA	4.250%	7/15/22	13,900	14,258
	Philip Morris International Inc.	2.875%	5/1/24	9,000	9,423
	Philip Morris International Inc.	1.500%	5/1/25	35,300	35,598
	Philip Morris International Inc.	2.750%	2/25/26	15,557	16,357
[7]	Philip Morris International Inc.	2.875%	3/3/26	16,600	21,319
	Philip Morris International Inc.	0.875%	5/1/26	34,000	33,033
[5]	Post Holdings Inc.	5.750%	3/1/27	700	726
[5]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	170,933	178,005
	Reynolds American Inc.	4.450%	6/12/25	147,838	161,329
	Sysco Corp.	2.600%	6/12/22	6,585	6,669
	Sysco Corp.	5.650%	4/1/25	35,600	40,515
	Tyson Foods Inc.	3.900%	9/28/23	20,328	21,492
	Tyson Foods Inc.	3.950%	8/15/24	88,199	94,532
	Tyson Foods Inc.	4.000%	3/1/26	46,638	51,204
	Unilever Capital Corp.	0.626%	8/12/24	8,300	8,220
[5]	Viterra Finance BV	2.000%	4/21/26	19,750	19,759
					2,496,256

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy (7.9%)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	57,814	59,110
	BP Capital Markets America Inc.	2.750%	5/10/23	69,231	71,454
	BP Capital Markets America Inc.	3.216%	11/28/23	52,995	55,490
	BP Capital Markets America Inc.	3.790%	2/6/24	63,231	67,241
	BP Capital Markets America Inc.	3.224%	4/14/24	48,592	51,116
	BP Capital Markets America Inc.	3.194%	4/6/25	40,652	43,169
	BP Capital Markets America Inc.	3.796%	9/21/25	40,135	43,799
	BP Capital Markets America Inc.	3.410%	2/11/26	36,620	39,512
	BP Capital Markets America Inc.	3.119%	5/4/26	63,745	68,177
	BP Capital Markets America Inc.	3.017%	1/16/27	28,626	30,379
	BP Capital Markets plc	3.814%	2/10/24	38,429	40,938
	BP Capital Markets plc	3.535%	11/4/24	16,530	17,711
	BP Capital Markets plc	3.506%	3/17/25	10,360	11,125
[7]	BP Capital Markets plc	3.250%	12/31/99	200	246
	Buckeye Partners LP	4.150%	7/1/23	3,230	3,342
	Canadian Natural Resources Ltd.	2.950%	1/15/23	50,064	51,284
	Canadian Natural Resources Ltd.	3.800%	4/15/24	18,031	19,029
	Canadian Natural Resources Ltd.	3.900%	2/1/25	12,780	13,703
	Canadian Natural Resources Ltd.	2.050%	7/15/25	18,312	18,595
	Cenovus Energy Inc.	4.000%	4/15/24	9,800	10,374
	Cenovus Energy Inc.	5.375%	7/15/25	125,493	140,999
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	131,309	147,078
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	146,738	164,325
	Cheniere Energy Inc.	4.625%	10/15/28	3,665	3,848
	Chevron Corp.	1.554%	5/11/25	85,696	86,943
	CNPC General Capital Ltd.	3.950%	4/19/22	2,147	2,177
[5]	CNX Resources Corp.	7.250%	3/14/27	4,850	5,150
	ConocoPhillips Co.	2.400%	12/15/22	12,737	12,933
	ConocoPhillips Co.	4.950%	3/15/26	61,485	69,897
[5]	Coterra Energy Inc.	4.375%	6/1/24	23,830	25,509
[5]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	2,820	2,886
	DCP Midstream Operating LP	5.625%	7/15/27	1,801	2,056
[5]	Devon Energy Corp.	5.250%	9/15/24	69,358	76,127
	Devon Energy Corp.	5.850%	12/15/25	6,158	7,089
	Diamondback Energy Inc.	2.875%	12/1/24	73,207	76,240
	Diamondback Energy Inc.	4.750%	5/31/25	16,450	18,203
	Diamondback Energy Inc.	3.250%	12/1/26	25,175	26,624
[5]	DT Midstream Inc.	4.125%	6/15/29	3,795	3,825
[5]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	6,378	6,790
	Ecopetrol SA	5.875%	9/18/23	25,280	27,151
	Ecopetrol SA	4.125%	1/16/25	16,809	17,395
	Empresa Nacional del Petroleo	4.375%	10/30/24	22,304	23,880
	Empresa Nacional del Petroleo	3.750%	8/5/26	10,390	10,708
	Empresa Nacional del Petroleo	5.250%	11/6/29	5,318	5,804
	Enable Midstream Partners LP	3.900%	5/15/24	6,970	7,340
	Enbridge Energy Partners LP	5.875%	10/15/25	24,941	28,795
	Enbridge Inc.	2.900%	7/15/22	12,898	13,089
	Enbridge Inc.	4.000%	10/1/23	32,750	34,475
	Enbridge Inc.	3.500%	6/10/24	25,732	27,216
	Enbridge Inc.	2.500%	1/15/25	33,290	34,444
	Enbridge Inc.	1.600%	10/4/26	29,100	28,927
	Enbridge Inc.	4.250%	12/1/26	4,461	4,964
[5]	Endeavor Energy Resources LP / EER Finance Inc.	6.625%	7/15/25	1,196	1,261
[5]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	1,179	1,237

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	5.200%	2/1/22	41,415	41,415
	Energy Transfer LP	3.450%	1/15/23	16,340	16,716
	Energy Transfer LP	3.600%	2/1/23	2,916	2,994
	Energy Transfer LP	4.250%	3/15/23	39,423	40,881
	Energy Transfer LP	4.200%	9/15/23	42,572	44,897
	Energy Transfer LP	5.875%	1/15/24	40,015	43,486
	Energy Transfer LP	4.900%	2/1/24	40,324	43,108
	Energy Transfer LP	4.250%	4/1/24	43,668	46,366
	Energy Transfer LP	4.500%	4/15/24	40,986	44,001
	Energy Transfer LP	4.050%	3/15/25	41,524	44,484
	Energy Transfer LP	2.900%	5/15/25	11,640	12,159
	Energy Transfer LP	4.750%	1/15/26	3,155	3,490
	Energy Transfer LP / Regency Energy Finance Corp.	5.875%	3/1/22	83,408	83,767
	Energy Transfer LP / Regency Energy Finance Corp.	5.000%	10/1/22	85,463	87,899
	Energy Transfer LP / Regency Energy Finance Corp.	4.500%	11/1/23	91,424	96,696
[5]	Eni SpA	4.000%	9/12/23	77,305	81,551
[5]	EnLink Midstream LLC	5.625%	1/15/28	865	918
	EnLink Midstream Partners LP	4.850%	7/15/26	2,915	3,026
	Enterprise Products Operating LLC	3.900%	2/15/24	28,502	30,216
	Enterprise Products Operating LLC	3.700%	2/15/26	31,438	34,135
	EOG Resources Inc.	2.625%	3/15/23	10,751	10,995
	EOG Resources Inc.	3.150%	4/1/25	29,057	30,796
[5]	EQM Midstream Partners LP	6.000%	7/1/25	2,905	3,164
	EQT Corp.	3.000%	10/1/22	1,116	1,128
[5]	EQT Corp.	3.125%	5/15/26	1,670	1,684
	EQT Corp.	5.000%	1/15/29	3,660	4,071
[7]	Exxon Mobil Corp.	0.142%	6/26/24	29,015	33,690
	Exxon Mobil Corp.	2.709%	3/6/25	7,378	7,736
	Exxon Mobil Corp.	2.992%	3/19/25	80,438	85,043
	Exxon Mobil Corp.	2.275%	8/16/26	29,538	30,714
	Gazprom PJSC Via Gaz Capital SA	6.510%	3/7/22	9,480	9,666
[7]	Gazprom PJSC Via Gaz Capital SA	3.125%	11/17/23	2,600	3,159
[7]	Gazprom PJSC Via Gaz Capital SA	2.949%	1/24/24	15,630	18,957
[7]	Gazprom PJSC Via Gaz Capital SA	2.250%	11/22/24	3,400	4,076
	Harvest Operations Corp.	3.000%	9/21/22	2,875	2,937
[5]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	2,095	2,135
	KazMunayGas National Co. JSC	4.750%	4/24/25	4,790	5,260
[5]	KazMunayGas National Co. JSC	6.375%	10/24/48	2,800	3,638
	KazTransGas JSC	4.375%	9/26/27	3,166	3,479
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	3,695	3,739
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	77,198	78,750
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	32,549	33,484
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	10,068	10,485
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	11,015	11,705
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	16,684	17,891
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	5,145	5,551
	Kinder Morgan Inc.	3.150%	1/15/23	88,311	90,756
[5]	Kinder Morgan Inc.	5.625%	11/15/23	24,815	26,851
	Kinder Morgan Inc.	4.300%	6/1/25	25,844	28,253
[11]	Kinder Morgan Inc.	1.750%	11/15/26	29,100	29,067
	Marathon Petroleum Corp.	4.500%	5/1/23	80,322	84,390
	Marathon Petroleum Corp.	4.750%	12/15/23	52,092	55,971
	Marathon Petroleum Corp.	3.625%	9/15/24	31,830	33,875
	Marathon Petroleum Corp.	4.700%	5/1/25	118,463	130,877
[5]	MEG Energy Corp.	6.500%	1/15/25	10,517	10,770

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Midwest Connector Capital Co. LLC	3.625%	4/1/22	67,868	68,544
	MPLX LP	3.500%	12/1/22	41,490	42,626
	MPLX LP	3.375%	3/15/23	15,115	15,627
	MPLX LP	4.875%	12/1/24	29,939	32,872
	MPLX LP	4.875%	6/1/25	20,670	22,883
	MPLX LP	1.750%	3/1/26	85,686	85,323
	Nustar Logistics LP	5.750%	10/1/25	4,110	4,401
	Occidental Petroleum Corp.	5.500%	12/1/25	2,665	2,930
	Occidental Petroleum Corp.	3.400%	4/15/26	1,110	1,131
	Occidental Petroleum Corp.	3.200%	8/15/26	4,463	4,537
	ONEOK Inc.	2.750%	9/1/24	43,924	45,693
	ONEOK Inc.	2.200%	9/15/25	25,076	25,509
	ONEOK Inc.	5.850%	1/15/26	13,718	15,962
	ONEOK Partners LP	3.375%	10/1/22	6,951	7,077
	ONEOK Partners LP	5.000%	9/15/23	26,043	27,711
	ONEOK Partners LP	4.900%	3/15/25	9,680	10,662
	Ovintiv Exploration Inc.	5.625%	7/1/24	9,746	10,725
	Pertamina Persero PT	4.875%	5/3/22	37,442	38,194
	Pertamina Persero PT	4.300%	5/20/23	50,622	53,076
	Pertamina Persero PT	1.400%	2/9/26	19,433	18,973
	Petronas Capital Ltd.	3.125%	3/18/22	12,520	12,631
	Petronas Capital Ltd.	7.875%	5/22/22	10,234	10,635
[5]	Petronas Capital Ltd.	3.500%	4/21/30	5,835	6,300
	Phillips 66	3.700%	4/6/23	23,599	24,589
	Phillips 66	0.900%	2/15/24	24,185	24,102
	Phillips 66	3.850%	4/9/25	18,475	19,919
	Phillips 66	1.300%	2/15/26	31,403	30,928
	Phillips 66 Partners LP	3.605%	2/15/25	21,326	22,650
	Pioneer Natural Resources Co.	0.550%	5/15/23	30,000	29,904
	Pioneer Natural Resources Co.	0.750%	1/15/24	29,110	28,934
	Pioneer Natural Resources Co.	1.125%	1/15/26	31,105	30,465
	Pioneer Natural Resources Co.	4.450%	1/15/26	39,765	43,945
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	18,518	19,398
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	30,937	32,721
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	69,905	76,756
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	7,050	7,771
[5]	SA Global Sukuk Ltd.	0.946%	6/17/24	34,667	34,302
[5]	SA Global Sukuk Ltd.	1.602%	6/17/26	9,858	9,732
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	16,428	16,539
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	83,467	88,217
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	60,549	66,714
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	115,190	129,312
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	79,120	91,840
	Saudi Arabian Oil Co.	2.875%	4/16/24	13,400	13,928
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	14,635	14,669
	Shell International Finance BV	2.375%	4/6/25	33,945	35,237
	Shell International Finance BV	3.250%	5/11/25	58,686	62,784
	Shell International Finance BV	2.875%	5/10/26	17,236	18,369
	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	8,873	9,018
[5]	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	21,800	23,209
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	30,630	32,624

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	29,921	31,574
	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	10,000	10,551
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	38,173	38,713
[5,13]	Southern Gas Corridor CJSC	6.875%	3/24/26	3,151	3,694
[13]	Southern Gas Corridor CJSC	6.875%	3/24/26	10,449	12,238
	Spectra Energy Partners LP	3.500%	3/15/25	11,985	12,768
	Spectra Energy Partners LP	3.375%	10/15/26	20,242	21,732
	State Oil Co. of the Azerbaijan Republic	4.750%	3/13/23	6,595	6,856
	Suncor Energy Inc.	2.800%	5/15/23	44,265	45,595
	Suncor Energy Inc.	3.100%	5/15/25	72,427	76,473
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	1,760	1,892
	TotalEnergies Capital International SA	3.700%	1/15/24	12,701	13,502
	TotalEnergies Capital International SA	2.434%	1/10/25	77,470	80,336
[7]	TotalEnergies SE	1.750%	12/31/99	1,000	1,179
	TransCanada PipeLines Ltd.	2.500%	8/1/22	55,316	56,068
	TransCanada PipeLines Ltd.	3.750%	10/16/23	28,622	30,059
	TransCanada PipeLines Ltd.	1.000%	10/12/24	116,400	115,874
	TransCanada PipeLines Ltd.	4.875%	1/15/26	28,389	32,060
	Valero Energy Corp.	2.700%	4/15/23	19,175	19,706
	Valero Energy Corp.	1.200%	3/15/24	41,255	41,319
	Valero Energy Corp.	2.850%	4/15/25	23,370	24,446
	Valero Energy Corp.	3.400%	9/15/26	22,860	24,445
	Western Midstream Operating LP	5.300%	2/1/30	5,530	6,061
	Williams Cos. Inc.	3.600%	3/15/22	87,852	88,415
	Williams Cos. Inc.	3.350%	8/15/22	9,730	9,878
	Williams Cos. Inc.	3.700%	1/15/23	31,010	31,889
	Williams Cos. Inc.	4.500%	11/15/23	78,400	83,386
	Williams Cos. Inc.	4.550%	6/24/24	115,409	124,929
	Williams Cos. Inc.	3.900%	1/15/25	8,940	9,590
	Williams Cos. Inc.	4.000%	9/15/25	9,899	10,758
					6,246,711
Financials (28.9%)
[5]	ABN AMRO Bank NV	1.542%	6/16/27	39,160	38,539
	ABN AMRO Bank NV	4.400%	3/27/28	22,000	22,897
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	27,850	28,631
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	48,935	51,315
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	89,419	94,809
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.150%	10/29/23	134,600	134,669
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	15,000	16,121
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150%	2/15/24	42,761	44,396
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.875%	8/14/24	50,233	52,025
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	173,300	173,697
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	10/29/24	87,400	87,476
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	28,115	29,548

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	24,230	28,076
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	8,400	9,147
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	47,976	47,260
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	4/3/26	2,855	3,113
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	63,780	64,402
	Affiliated Managers Group Inc.	3.500%	8/1/25	9,700	10,395
	Aflac Inc.	3.250%	3/17/25	5,820	6,219
	Aflac Inc.	1.125%	3/15/26	18,735	18,552
	Air Lease Corp.	2.250%	1/15/23	22,375	22,783
	Air Lease Corp.	2.750%	1/15/23	7,588	7,758
	Air Lease Corp.	3.875%	7/3/23	10,700	11,198
	Air Lease Corp.	4.250%	2/1/24	18,766	19,976
	Air Lease Corp.	2.300%	2/1/25	42,260	43,077
	Air Lease Corp.	3.250%	3/1/25	2,910	3,047
	Air Lease Corp.	3.375%	7/1/25	49,683	52,345
	Air Lease Corp.	2.875%	1/15/26	62,885	64,937
	Air Lease Corp.	1.875%	8/15/26	5,292	5,235
	Aircastle Ltd.	4.400%	9/25/23	4,850	5,135
	Aircastle Ltd.	4.125%	5/1/24	6,790	7,173
[5]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/27	1,185	1,185
[5]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/27	120	124
	Allstate Corp.	0.750%	12/15/25	9,662	9,473
	Ally Financial Inc.	4.125%	2/13/22	15,564	15,722
	Ally Financial Inc.	4.625%	5/19/22	6,730	6,878
	Ally Financial Inc.	1.450%	10/2/23	75,800	76,531
	Ally Financial Inc.	3.875%	5/21/24	46,879	49,974
	Ally Financial Inc.	5.125%	9/30/24	1,655	1,836
	Ally Financial Inc.	4.625%	3/30/25	3,814	4,199
	Ally Financial Inc.	5.800%	5/1/25	1,940	2,212
	Ally Financial Inc.	5.750%	11/20/25	4,850	5,502
	American Express Co.	3.400%	2/22/24	51,740	54,610
	American Express Co.	2.500%	7/30/24	74,547	77,673
	American Express Co.	3.000%	10/30/24	31,027	32,798
	American Express Co.	4.200%	11/6/25	16,315	18,125
	American Express Co.	3.125%	5/20/26	6,545	7,020
	American International Group Inc.	4.125%	2/15/24	21,308	22,813
	American International Group Inc.	2.500%	6/30/25	88,167	91,602
	American International Group Inc.	3.750%	7/10/25	29,786	32,115
	American International Group Inc.	3.900%	4/1/26	13,850	15,204
	Ameriprise Financial Inc.	3.000%	4/2/25	20,610	21,728
	Ameriprise Financial Inc.	2.875%	9/15/26	11,645	12,335
[5]	Antares Holdings LP	3.950%	7/15/26	20,925	21,806
[5]	Antares Holdings LP	2.750%	1/15/27	23,100	22,856
	Aon plc	4.000%	11/27/23	27,482	29,065
	Aon plc	3.500%	6/14/24	42,490	45,033
	Aon plc	3.875%	12/15/25	10,782	11,773
[5]	Apollo Management Holdings LP	4.000%	5/30/24	4,835	5,182
	Ares Capital Corp.	2.150%	7/15/26	29,000	28,721
	Assurant Inc.	4.200%	9/27/23	9,700	10,271
[7]	Athene Global Funding	1.875%	6/23/23	24,185	28,817
[5]	Athene Global Funding	1.200%	10/13/23	36,190	36,461
[5]	Athene Global Funding	0.950%	1/8/24	34,970	34,938

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Athene Global Funding	0.914%	8/19/24	28,300	28,076
[7]	Athene Global Funding	1.125%	9/2/25	51,858	61,614
[5]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	50,299	51,830
[6,9]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	2.040%	7/26/29	55,206	42,594
[8]	Aviva plc	6.125%	11/14/36	7,200	11,620
[5]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	30,875	30,511
[5]	Avolon Holdings Funding Ltd.	4.250%	4/15/26	20,690	22,255
[5]	Avolon Holdings Funding Ltd.	4.375%	5/1/26	1,237	1,333
[7]	Banco Bilbao Vizcaya Argentaria SA	2.575%	2/22/29	1,100	1,328
	Banco Santander SA	3.125%	2/23/23	21,400	22,064
	Banco Santander SA	2.706%	6/27/24	78,400	81,766
	Banco Santander SA	0.701%	6/30/24	16,085	16,035
	Banco Santander SA	2.746%	5/28/25	80,170	83,295
	Banco Santander SA	5.179%	11/19/25	5,225	5,864
	Banco Santander SA	1.849%	3/25/26	29,250	29,292
	Banco Santander SA	1.722%	9/14/27	22,400	22,039
[6,9]	Banco Santander SA, 3M Australian Bank Bill Rate + 1.650%	1.685%	1/19/23	14,400	10,973
	Bank of America Corp.	2.816%	7/21/23	16,000	16,250
	Bank of America Corp.	3.004%	12/20/23	101,268	103,871
	Bank of America Corp.	4.125%	1/22/24	51,417	55,106
	Bank of America Corp.	3.550%	3/5/24	156,731	162,546
	Bank of America Corp.	4.000%	4/1/24	14,195	15,232
	Bank of America Corp.	0.523%	6/14/24	21,300	21,200
	Bank of America Corp.	3.864%	7/23/24	43,351	45,522
	Bank of America Corp.	4.200%	8/26/24	20,727	22,419
	Bank of America Corp.	0.810%	10/24/24	59,850	59,750
	Bank of America Corp.	4.000%	1/22/25	94,485	101,833
	Bank of America Corp.	3.458%	3/15/25	9,700	10,222
	Bank of America Corp.	3.950%	4/21/25	81,301	87,830
	Bank of America Corp.	0.976%	4/22/25	89,163	88,788
	Bank of America Corp.	3.875%	8/1/25	4,645	5,070
	Bank of America Corp.	0.981%	9/25/25	49,430	49,104
	Bank of America Corp.	3.093%	10/1/25	80,345	84,454
	Bank of America Corp.	2.456%	10/22/25	19,250	19,896
	Bank of America Corp.	3.366%	1/23/26	53,253	56,484
	Bank of America Corp.	2.015%	2/13/26	70,770	72,068
	Bank of America Corp.	4.450%	3/3/26	45,613	50,543
	Bank of America Corp.	1.319%	6/19/26	84,240	83,563
	Bank of America Corp.	1.197%	10/24/26	29,580	29,071
	Bank of America Corp.	1.658%	3/11/27	19,415	19,325
	Bank of America Corp.	1.734%	7/22/27	99,520	98,910
	Bank of Montreal	3.300%	2/5/24	134,729	142,019
	Bank of Montreal	0.625%	7/9/24	38,925	38,551
	Bank of Montreal	1.250%	9/15/26	34,600	33,949
	Bank of Montreal	0.949%	1/22/27	24,275	23,632
	Bank of Montreal	4.338%	10/5/28	95,773	101,705
	Bank of New York Mellon Corp.	3.400%	5/15/24	17,380	18,449
	Bank of New York Mellon Corp.	3.250%	9/11/24	7,855	8,356
	Bank of New York Mellon Corp.	3.000%	2/24/25	21,580	22,854
	Bank of New York Mellon Corp.	1.600%	4/24/25	32,270	32,719
	Bank of New York Mellon Corp.	2.800%	5/4/26	4,641	4,911
	Bank of New York Mellon Corp.	2.450%	8/17/26	10,000	10,445
	Bank of Nova Scotia	3.400%	2/11/24	8,044	8,491
	Bank of Nova Scotia	0.700%	4/15/24	39,605	39,357
	Bank of Nova Scotia	0.650%	7/31/24	25,170	24,939
	Bank of Nova Scotia	2.200%	2/3/25	80,899	83,376

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Nova Scotia	1.300%	6/11/25	46,410	46,381
	Bank of Nova Scotia	4.500%	12/16/25	47,180	52,487
	Bank of Nova Scotia	1.050%	3/2/26	64,295	62,965
	Bank of Nova Scotia	1.350%	6/24/26	55,250	54,801
	Bank of Nova Scotia	2.700%	8/3/26	32,211	33,821
	Bank of Nova Scotia	1.300%	9/15/26	17,300	17,007
[5]	Bank of Nova Scotia	1.188%	10/13/26	41,000	40,570
[5]	Banque Federative du Credit Mutuel SA	0.650%	2/27/24	49,182	48,810
[5]	Banque Federative du Credit Mutuel SA	2.375%	11/21/24	23,000	23,788
[5]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	43,200	43,068
	Barclays plc	3.684%	1/10/23	4,260	4,285
[8]	Barclays plc	3.125%	1/17/24	14,575	20,575
	Barclays plc	4.375%	9/11/24	56,209	60,730
	Barclays plc	1.007%	12/10/24	53,410	53,379
	Barclays plc	3.650%	3/16/25	38,535	41,119
	Barclays plc	3.932%	5/7/25	51,325	54,617
	Barclays plc	4.375%	1/12/26	32,833	36,158
	Barclays plc	2.852%	5/7/26	96,646	100,519
	Barclays plc	5.200%	5/12/26	39,630	44,865
[7]	Barclays plc	2.000%	2/7/28	2,000	2,357
[7]	Berkshire Hathaway Inc.	0.625%	1/17/23	1,510	1,762
[5]	Blackstone Mortgage Trust Inc.	3.750%	1/15/27	3,254	3,235
[7]	Blackstone Property Partners Europe Holdings Sarl	1.400%	7/6/22	26,785	31,158
[7]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	21,547	25,056
[7]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	5,850	7,125
[7]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	600	697
[7]	BNP Paribas SA	0.500%	7/15/25	24,300	28,360
[5]	BNP Paribas SA	2.819%	11/19/25	18,898	19,615
[5]	BNP Paribas SA	2.219%	6/9/26	16,200	16,494
[5]	BNP Paribas SA	1.323%	1/13/27	46,845	45,780
[5]	BPCE SA	5.700%	10/22/23	29,100	31,668
[5]	BPCE SA	2.375%	1/14/25	37,030	37,954
[5]	BPCE SA	1.000%	1/20/26	30,245	29,479
[5]	BPCE SA	2.045%	10/19/27	33,900	33,738
[6,9]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	1.140%	4/26/23	21,540	16,396
	Brookfield Asset Management Inc.	4.000%	1/15/25	19,800	21,363
	Brown & Brown Inc.	4.200%	9/15/24	33,202	35,848
[7]	CaixaBank SA	2.250%	4/17/30	800	965
	Canadian Imperial Bank of Commerce	2.606%	7/22/23	23,183	23,519
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	40,596	42,689
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	16,780	16,493
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	72,865	71,441
	Capital One Bank USA NA	3.375%	2/15/23	29,149	30,140
	Capital One Bank USA NA	2.280%	1/28/26	46,330	47,559
	Capital One Financial Corp.	2.600%	5/11/23	26,934	27,682
	Capital One Financial Corp.	3.500%	6/15/23	1,210	1,264
	Capital One Financial Corp.	3.900%	1/29/24	19,550	20,756
	Capital One Financial Corp.	3.750%	4/24/24	15,000	15,952
	Capital One Financial Corp.	3.300%	10/30/24	14,500	15,390
	Capital One Financial Corp.	4.200%	10/29/25	23,563	25,781
	Capital One Financial Corp.	1.878%	11/2/27	48,500	48,366
	Charles Schwab Corp.	3.625%	4/1/25	45,039	48,272
	Charles Schwab Corp.	3.850%	5/21/25	49,040	53,289
	Charles Schwab Corp.	0.900%	3/11/26	26,115	25,626

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charles Schwab Corp.	1.150%	5/13/26	29,150	28,870
	Chubb INA Holdings Inc.	3.350%	5/15/24	94,408	100,351
[7]	Chubb INA Holdings Inc.	0.300%	12/15/24	12,053	13,999
	Chubb INA Holdings Inc.	3.150%	3/15/25	31,665	33,771
	Chubb INA Holdings Inc.	3.350%	5/3/26	72,851	78,767
	CIT Bank NA	2.969%	9/27/25	16,692	17,269
	CIT Group Inc.	4.750%	2/16/24	22,308	23,760
	CIT Group Inc.	3.929%	6/19/24	8,221	8,555
[6,9]	Citibank NA, 3M Australian Bank Bill Rate + 0.750%	0.760%	5/20/22	13,800	10,415
	Citigroup Inc.	4.500%	1/14/22	8,760	8,830
	Citigroup Inc.	3.142%	1/24/23	40,832	41,067
	Citigroup Inc.	3.500%	5/15/23	18,000	18,750
	Citigroup Inc.	2.876%	7/24/23	47,810	48,581
	Citigroup Inc.	1.678%	5/15/24	20,210	20,505
	Citigroup Inc.	4.044%	6/1/24	71,725	75,417
	Citigroup Inc.	3.750%	6/16/24	1,800	1,928
	Citigroup Inc.	0.776%	10/30/24	25,890	25,821
	Citigroup Inc.	3.875%	3/26/25	26,482	28,470
	Citigroup Inc.	3.352%	4/24/25	76,179	80,234
	Citigroup Inc.	3.300%	4/27/25	11,650	12,437
	Citigroup Inc.	0.981%	5/1/25	29,145	29,020
	Citigroup Inc.	4.400%	6/10/25	28,325	30,988
	Citigroup Inc.	5.500%	9/13/25	2,615	2,984
	Citigroup Inc.	1.281%	11/3/25	19,100	19,112
	Citigroup Inc.	4.600%	3/9/26	46,660	52,038
	Citigroup Inc.	3.106%	4/8/26	92,455	97,371
	Citigroup Inc.	3.400%	5/1/26	29,069	31,307
	Citigroup Inc.	3.200%	10/21/26	7,025	7,469
	Citigroup Inc.	1.122%	1/28/27	29,100	28,389
	Citigroup Inc.	1.462%	6/9/27	62,560	61,597
[6,9]	Citigroup Inc., 3M Australian Bank Bill Rate + 1.720%	1.761%	10/27/23	5,800	4,467
	CNO Financial Group Inc.	5.250%	5/30/25	22,250	24,905
[5]	CNO Global Funding	1.750%	10/7/26	20,800	20,642
[7]	Commonwealth Bank of Australia	1.936%	10/3/29	53,430	64,310
	Cooperatieve Rabobank UA	3.950%	11/9/22	2,623	2,712
[5]	Cooperatieve Rabobank UA	3.875%	9/26/23	77,820	82,433
	Cooperatieve Rabobank UA	4.625%	12/1/23	88,770	95,387
[7]	Cooperatieve Rabobank UA	0.625%	2/27/24	15,200	17,853
[5]	Cooperatieve Rabobank UA	2.625%	7/22/24	9,720	10,124
	Cooperatieve Rabobank UA	4.375%	8/4/25	18,700	20,528
	Cooperatieve Rabobank UA	3.750%	7/21/26	38,939	42,327
[5]	Cooperatieve Rabobank UA	1.106%	2/24/27	23,750	23,185
[7]	Credit Agricole Assurances SA	4.250%	12/31/49	500	635
[8]	Credit Agricole SA	7.375%	12/18/23	21,000	32,221
[5]	Credit Agricole SA	1.247%	1/26/27	26,940	26,287
	Credit Suisse AG	1.000%	5/5/23	17,500	17,590
	Credit Suisse AG	0.520%	8/9/23	87,500	87,283
	Credit Suisse AG	0.495%	2/2/24	8,730	8,658
	Credit Suisse AG	3.625%	9/9/24	64,404	68,867
	Credit Suisse AG	2.950%	4/9/25	28,600	30,117
	Credit Suisse AG	1.250%	8/7/26	38,800	37,890
[6,9]	Credit Suisse AG, 3M Australian Bank Bill Rate + 1.150%	1.163%	5/26/23	29,040	22,110
[5]	Credit Suisse Group AG	3.574%	1/9/23	31,845	32,018
	Credit Suisse Group AG	3.800%	6/9/23	56,320	58,949
[5]	Credit Suisse Group AG	4.207%	6/12/24	62,630	65,745

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Credit Suisse Group AG	3.750%	3/26/25	21,716	23,262
[5]	Credit Suisse Group AG	1.305%	2/2/27	22,645	21,949
[6,9]	Credit Suisse Group AG, 3M Australian Bank Bill Rate + 1.250%	1.261%	3/8/24	9,240	6,994
[5]	Danske Bank A/S	3.875%	9/12/23	34,000	35,751
[5]	Danske Bank A/S	1.171%	12/8/23	43,945	44,049
[5]	Danske Bank A/S	1.226%	6/22/24	29,000	29,172
[5]	Danske Bank A/S	0.976%	9/10/25	54,200	53,778
[5]	Danske Bank A/S	1.549%	9/10/27	36,400	35,730
[7]	Danske Bank A/S	2.500%	6/21/29	1,100	1,331
[7]	Danske Bank A/S	1.000%	5/15/31	4,500	5,167
[7]	de Volksbank NV	0.250%	6/22/26	27,200	31,090
	Deutsche Bank AG	0.898%	5/28/24	43,600	43,300
	Deutsche Bank AG	2.222%	9/18/24	27,415	27,945
	Deutsche Bank AG	1.447%	4/1/25	29,140	29,146
	Deutsche Bank AG	1.686%	3/19/26	19,425	19,357
	Deutsche Bank AG	2.129%	11/24/26	70,800	71,104
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	38,730	39,975
[5,14]	Dexia Credit Local SA	2.375%	9/20/22	5,800	5,906
	Discover Bank	4.200%	8/8/23	37,294	39,533
	Discover Bank	2.450%	9/12/24	34,165	35,335
	Discover Bank	3.450%	7/27/26	19,400	20,807
	Discover Bank	4.682%	8/9/28	14,450	15,278
	Discover Financial Services	3.950%	11/6/24	4,535	4,874
	Discover Financial Services	3.750%	3/4/25	5,085	5,435
[5]	DNB Bank ASA	1.127%	9/16/26	41,460	40,760
[5]	DNB Bank ASA	1.535%	5/25/27	24,275	24,013
[5]	Equitable Financial Life Global Funding	0.500%	11/17/23	48,649	48,460
	Equitable Holdings Inc.	3.900%	4/20/23	29,609	30,926
[5]	F&G Global Funding	0.900%	9/20/24	30,700	30,425
[5]	F&G Global Funding	1.750%	6/30/26	31,600	31,511
[5]	Fidelity & Guaranty Life Holdings Inc.	5.500%	5/1/25	30,685	34,543
	Fidelity National Financial Inc.	5.500%	9/1/22	2,370	2,465
	Fifth Third Bancorp	3.650%	1/25/24	29,100	30,792
	First American Financial Corp.	4.300%	2/1/23	3,880	4,034
	First American Financial Corp.	4.600%	11/15/24	6,790	7,437
	First Republic Bank	1.912%	2/12/24	29,621	30,065
[5]	Five Corners Funding Trust	4.419%	11/15/23	89,012	95,512
	FS KKR Capital Corp.	3.400%	1/15/26	17,880	18,381
[5]	GA Global Funding Trust	1.000%	4/8/24	29,135	29,070
[5]	GA Global Funding Trust	1.625%	1/15/26	12,550	12,566
	GATX Corp.	3.250%	3/30/25	2,109	2,226
	GATX Corp.	3.250%	9/15/26	9,710	10,311
	GE Capital Funding LLC	3.450%	5/15/25	17,770	19,023
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	99,879	107,738
	Goldman Sachs Group Inc.	0.481%	1/27/23	48,750	48,660
	Goldman Sachs Group Inc.	2.908%	6/5/23	28,813	29,191
	Goldman Sachs Group Inc.	2.905%	7/24/23	32,411	32,931
	Goldman Sachs Group Inc.	0.627%	11/17/23	52,380	52,322
	Goldman Sachs Group Inc.	3.625%	2/20/24	62,105	65,681
	Goldman Sachs Group Inc.	4.000%	3/3/24	29,010	30,982
	Goldman Sachs Group Inc.	0.673%	3/8/24	33,975	33,909
	Goldman Sachs Group Inc.	3.850%	7/8/24	48,492	51,691
	Goldman Sachs Group Inc.	0.657%	9/10/24	208,145	207,176
	Goldman Sachs Group Inc.	0.925%	10/21/24	54,300	54,240
	Goldman Sachs Group Inc.	3.500%	1/23/25	51,450	54,673
[7]	Goldman Sachs Group Inc.	3.375%	3/27/25	29,600	37,795

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	3.500%	4/1/25	90,415	96,475
	Goldman Sachs Group Inc.	3.750%	5/22/25	83,185	89,333
	Goldman Sachs Group Inc.	3.272%	9/29/25	99,376	104,821
	Goldman Sachs Group Inc.	4.250%	10/21/25	55,259	60,593
	Goldman Sachs Group Inc.	0.855%	2/12/26	33,975	33,337
	Goldman Sachs Group Inc.	3.750%	2/25/26	24,083	26,093
[7]	Goldman Sachs Group Inc.	2.875%	6/3/26	19,500	25,122
	Goldman Sachs Group Inc.	3.500%	11/16/26	25,155	26,947
	Goldman Sachs Group Inc.	1.093%	12/9/26	63,985	62,459
	Goldman Sachs Group Inc.	1.431%	3/9/27	63,420	62,420
	Goldman Sachs Group Inc.	1.948%	10/21/27	33,950	34,012
[6,9]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.216%	5/16/23	29,170	22,184
[5]	Great-West Lifeco US Finance 2020 LP	0.904%	8/12/25	14,450	14,120
	Hanover Insurance Group Inc.	4.500%	4/15/26	11,640	12,924
[8]	Hastings Group Finance plc	3.000%	5/24/25	19,430	27,894
	HSBC Holdings plc	3.262%	3/13/23	70,049	70,735
	HSBC Holdings plc	3.600%	5/25/23	52,881	55,272
[8]	HSBC Holdings plc	2.175%	6/27/23	14,500	20,024
	HSBC Holdings plc	3.033%	11/22/23	87,945	90,093
[15]	HSBC Holdings plc	3.196%	12/5/23	48,400	40,437
[9]	HSBC Holdings plc	3.350%	2/16/24	9,909	7,650
	HSBC Holdings plc	4.250%	3/14/24	64,200	68,389
	HSBC Holdings plc	3.950%	5/18/24	61,416	64,301
	HSBC Holdings plc	0.732%	8/17/24	38,800	38,636
	HSBC Holdings plc	3.803%	3/11/25	58,275	61,685
	HSBC Holdings plc	0.976%	5/24/25	59,700	59,210
	HSBC Holdings plc	4.250%	8/18/25	38,578	41,805
	HSBC Holdings plc	2.633%	11/7/25	47,395	49,033
	HSBC Holdings plc	1.645%	4/18/26	103,654	103,353
	HSBC Holdings plc	2.099%	6/4/26	128,907	130,471
	HSBC Holdings plc	4.292%	9/12/26	35,483	38,665
	HSBC Holdings plc	1.589%	5/24/27	48,896	48,000
[8]	HSBC Holdings plc	1.750%	7/24/27	8,200	11,066
[6,9]	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.100%	1.116%	2/16/24	17,314	13,124
	Huntington Bancshares Inc.	4.350%	2/4/23	8,800	9,180
	ING Groep NV	3.550%	4/9/24	4,800	5,094
	ING Groep NV	1.726%	4/1/27	19,420	19,368
	Intercontinental Exchange Inc.	0.700%	6/15/23	24,540	24,565
	Intercontinental Exchange Inc.	4.000%	10/15/23	40,240	42,749
	Intercontinental Exchange Inc.	3.750%	12/1/25	29,698	32,329
[5]	Intesa Sanpaolo SpA	3.250%	9/23/24	51,560	54,095
[7]	Intesa Sanpaolo SpA	0.625%	2/24/26	19,400	22,255
	Invesco Finance plc	3.125%	11/30/22	28,515	29,312
	Invesco Finance plc	4.000%	1/30/24	40,732	43,440
	Invesco Finance plc	3.750%	1/15/26	2,910	3,164
	Jefferies Group LLC	5.125%	1/20/23	13,585	14,301
	JPMorgan Chase & Co.	3.207%	4/1/23	56,154	56,775
	JPMorgan Chase & Co.	2.776%	4/25/23	38,675	39,098
	JPMorgan Chase & Co.	3.559%	4/23/24	71,475	74,412
	JPMorgan Chase & Co.	3.625%	5/13/24	22,750	24,305
	JPMorgan Chase & Co.	1.514%	6/1/24	29,050	29,402
	JPMorgan Chase & Co.	3.797%	7/23/24	15,069	15,833
	JPMorgan Chase & Co.	3.875%	9/10/24	3,075	3,306
	JPMorgan Chase & Co.	0.653%	9/16/24	16,365	16,336
	JPMorgan Chase & Co.	4.023%	12/5/24	81,527	86,672
	JPMorgan Chase & Co.	3.125%	1/23/25	20,195	21,306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	0.563%	2/16/25	30,565	30,253
	JPMorgan Chase & Co.	3.220%	3/1/25	117,868	123,546
	JPMorgan Chase & Co.	0.824%	6/1/25	108,905	108,020
	JPMorgan Chase & Co.	0.969%	6/23/25	81,600	81,141
	JPMorgan Chase & Co.	3.900%	7/15/25	41,063	44,598
	JPMorgan Chase & Co.	2.301%	10/15/25	109,425	112,657
	JPMorgan Chase & Co.	2.005%	3/13/26	92,841	94,519
	JPMorgan Chase & Co.	2.083%	4/22/26	143,080	145,936
	JPMorgan Chase & Co.	3.200%	6/15/26	35,935	38,351
	JPMorgan Chase & Co.	1.045%	11/19/26	95,188	92,841
	JPMorgan Chase & Co.	1.040%	2/4/27	42,800	41,567
	JPMorgan Chase & Co.	1.578%	4/22/27	58,550	58,013
	JPMorgan Chase & Co.	1.470%	9/22/27	45,000	44,175
	Kemper Corp.	4.350%	2/15/25	18,699	20,149
[5]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	3,880	3,930
	Lazard Group LLC	3.750%	2/13/25	7,625	8,169
[16,17]	Lehman Brothers E-Capital Trust I	3.589%	8/19/65	9,410	1
	Lincoln National Corp.	4.000%	9/1/23	8,850	9,370
	Lloyds Banking Group plc	2.858%	3/17/23	56,965	57,454
	Lloyds Banking Group plc	1.326%	6/15/23	34,105	34,256
	Lloyds Banking Group plc	4.050%	8/16/23	53,550	56,662
	Lloyds Banking Group plc	2.907%	11/7/23	133,035	135,951
	Lloyds Banking Group plc	3.900%	3/12/24	14,500	15,455
	Lloyds Banking Group plc	0.695%	5/11/24	74,780	74,705
	Lloyds Banking Group plc	4.500%	11/4/24	19,450	21,168
	Lloyds Banking Group plc	4.450%	5/8/25	30,695	33,790
	Lloyds Banking Group plc	3.870%	7/9/25	21,410	22,893
	Lloyds Banking Group plc	4.582%	12/10/25	42,583	47,028
	Lloyds Banking Group plc	2.438%	2/5/26	14,700	15,124
	Lloyds Banking Group plc	1.627%	5/11/27	19,415	19,173
[7]	Louis Dreyfus Co. Finance BV	2.375%	11/27/25	14,900	18,391
[5]	LSEGA Financing plc	0.650%	4/6/24	39,665	39,297
[5]	LSEGA Financing plc	1.375%	4/6/26	34,875	34,395
[7]	Luminor Bank A/S	0.792%	12/3/24	5,344	6,243
[9]	Macquarie Bank Ltd.	1.750%	6/21/22	2,910	2,206
[6,9]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 0.750%	0.762%	6/21/22	54,720	41,308
[6,9]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	2.912%	5/28/30	33,130	26,105
[9]	Macquarie Group Ltd.	3.250%	12/15/22	6,400	4,829
[5]	Macquarie Group Ltd.	3.189%	11/28/23	11,250	11,540
	Macquarie Group Ltd.	3.189%	11/28/23	29,040	29,789
[5]	Macquarie Group Ltd.	1.201%	10/14/25	31,900	31,702
[5]	Macquarie Group Ltd.	1.340%	1/12/27	19,425	19,054
[5]	Macquarie Group Ltd.	1.629%	9/23/27	29,145	28,607
[6,9]	Macquarie Group Ltd., 3M Australian Bank Bill Rate + 1.150%	1.161%	12/15/22	33,920	25,533
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	4,791	4,948
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	9,700	10,250
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	49,082	52,097
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	29,500	31,547
[5]	MassMutual Global Funding II	2.750%	6/22/24	54,080	56,599
	MetLife Inc.	3.600%	4/10/24	6,554	6,988
[5]	Metropolitan Life Global Funding I	0.400%	1/7/24	19,960	19,784
[5]	Metropolitan Life Global Funding I	3.600%	1/11/24	10,045	10,645
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	98,645	103,842
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	8,775	9,065

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	48,925	51,663
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	27,840	29,103
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	73,974	73,977
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	96,850	99,503
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	78,174	84,391
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	48,955	48,852
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	75,855	75,381
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	31,900	31,654
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	63,900	63,102
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	27,700	27,416
[5]	Mizuho Bank Ltd.	3.750%	4/16/24	5,100	5,431
[5]	Mizuho Bank Ltd.	3.600%	9/25/24	8,300	8,875
	Mizuho Financial Group Inc.	2.721%	7/16/23	53,200	53,972
	Mizuho Financial Group Inc.	1.241%	7/10/24	41,950	42,239
	Mizuho Financial Group Inc.	2.555%	9/13/25	29,200	30,237
	Mizuho Financial Group Inc.	2.226%	5/25/26	19,200	19,593
	Mizuho Financial Group Inc.	1.234%	5/22/27	35,790	34,823
	Mizuho Financial Group Inc.	1.554%	7/9/27	33,200	32,761
	Morgan Stanley	4.875%	11/1/22	36,039	37,566
	Morgan Stanley	3.125%	1/23/23	131,394	135,464
	Morgan Stanley	3.750%	2/25/23	24,905	25,925
	Morgan Stanley	4.100%	5/22/23	34,000	35,731
	Morgan Stanley	0.560%	11/10/23	39,110	39,073
	Morgan Stanley	0.529%	1/25/24	145,450	145,115
	Morgan Stanley	0.731%	4/5/24	36,085	36,043
	Morgan Stanley	3.737%	4/24/24	17,765	18,528
	Morgan Stanley	3.875%	4/29/24	16,900	18,044
	Morgan Stanley	3.700%	10/23/24	28,860	30,954
	Morgan Stanley	0.791%	1/22/25	50,700	50,396
	Morgan Stanley	0.790%	5/30/25	224,320	221,982
	Morgan Stanley	2.720%	7/22/25	125,360	130,107
	Morgan Stanley	4.000%	7/23/25	76,051	82,986
	Morgan Stanley	0.864%	10/21/25	11,410	11,290
	Morgan Stanley	1.164%	10/21/25	38,800	38,604
	Morgan Stanley	5.000%	11/24/25	65,705	74,025
	Morgan Stanley	3.875%	1/27/26	90,315	98,584
	Morgan Stanley	2.188%	4/28/26	122,455	125,347
	Morgan Stanley	3.125%	7/27/26	12,619	13,404
	Morgan Stanley	4.350%	9/8/26	18,375	20,412
	Morgan Stanley	0.985%	12/10/26	43,815	42,559
	Morgan Stanley	1.593%	5/4/27	32,335	32,030
	Morgan Stanley	1.512%	7/20/27	48,600	47,810
[7]	Morgan Stanley	0.406%	10/29/27	8,226	9,425
	MUFG Americas Holdings Corp.	3.000%	2/10/25	9,315	9,893
	Nasdaq Inc.	0.445%	12/21/22	9,000	8,991
	Nasdaq Inc.	4.250%	6/1/24	9,000	9,669
	National Bank of Canada	2.100%	2/1/23	42,000	42,770
	National Bank of Canada	0.750%	8/6/24	27,000	26,778
	National Bank of Canada	0.550%	11/15/24	29,260	29,073
[5]	National Securities Clearing Corp.	0.750%	12/7/25	24,500	23,927
[5]	Nationwide Building Society	3.766%	3/8/24	6,900	7,161
[5]	Nationwide Building Society	4.363%	8/1/24	17,052	18,032
[5]	Nationwide Building Society	1.000%	8/28/25	23,130	22,735
[5]	Nationwide Building Society	1.500%	10/13/26	29,100	28,636
[7]	Nationwide Building Society	2.000%	7/25/29	48,715	58,615
	Natwest Group plc	6.125%	12/15/22	5,503	5,822
	Natwest Group plc	3.498%	5/15/23	19,630	19,920
	Natwest Group plc	3.875%	9/12/23	36,709	38,690

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Natwest Group plc	2.359%	5/22/24	9,680	9,898
	Natwest Group plc	4.519%	6/25/24	24,958	26,404
	Natwest Group plc	4.269%	3/22/25	73,550	78,718
	Natwest Group plc	4.800%	4/5/26	24,675	27,693
	Natwest Group plc	1.642%	6/14/27	22,600	22,305
	Natwest Group plc	3.754%	11/1/29	30,080	31,763
[8]	Natwest Group plc	2.105%	11/28/31	7,300	9,829
[8]	NIBC Bank NV	3.125%	11/15/23	11,500	16,246
	Nomura Holdings Inc.	2.648%	1/16/25	24,200	25,046
	Nomura Holdings Inc.	1.851%	7/16/25	35,985	36,151
	Nomura Holdings Inc.	1.653%	7/14/26	46,635	45,908
[7]	Nordea Bank Abp	1.000%	2/22/23	6,800	7,995
[5]	Nordea Bank Abp	0.750%	8/28/25	34,690	33,997
[5]	Northwestern Mutual Global Funding	0.800%	1/14/26	17,170	16,724
[5]	Nuveen Finance LLC	4.125%	11/1/24	14,375	15,640
	ORIX Corp.	4.050%	1/16/24	3,850	4,092
	Owl Rock Capital Corp.	3.750%	7/22/25	9,580	10,001
	Owl Rock Capital Corp.	4.250%	1/15/26	1,940	2,060
	Owl Rock Capital Corp.	3.400%	7/15/26	23,530	24,187
[5]	Pacific Life Global Funding II	1.200%	6/24/25	18,360	18,273
[8]	Pension Insurance Corp. plc	6.500%	7/3/24	19,905	30,380
[8]	Phoenix Group Holdings plc	6.625%	12/18/25	23,593	37,962
	PNC Bank NA	2.028%	12/9/22	25,610	25,650
	PNC Bank NA	3.800%	7/25/23	21,354	22,438
	PNC Bank NA	2.950%	2/23/25	20,340	21,470
	PNC Bank NA	3.250%	6/1/25	55,192	59,139
	PNC Financial Services Group Inc.	3.900%	4/29/24	7,900	8,444
	PNC Financial Services Group Inc.	2.600%	7/23/26	4,481	4,709
[5]	Protective Life Global Funding	0.502%	4/12/23	8,380	8,373
[5]	Protective Life Global Funding	0.473%	1/12/24	320	317
[5]	Protective Life Global Funding	1.618%	4/15/26	27,420	27,419
	Prudential Financial Inc.	5.200%	3/15/44	2,415	2,574
	Reinsurance Group of America Inc.	4.700%	9/15/23	1,500	1,603
[5]	Reliance Standard Life Global Funding II	2.150%	1/21/23	14,020	14,277
[5]	Reliance Standard Life Global Funding II	3.850%	9/19/23	40,630	42,913
[5]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	6,800	6,752
[8]	Rothesay Life plc	8.000%	10/30/25	13,825	23,146
	Royal Bank of Canada	0.425%	1/19/24	24,250	24,042
	Royal Bank of Canada	2.550%	7/16/24	145,403	151,526
	Royal Bank of Canada	0.750%	10/7/24	39,600	39,248
	Royal Bank of Canada	2.250%	11/1/24	158,384	164,001
	Royal Bank of Canada	1.150%	6/10/25	27,870	27,735
	Royal Bank of Canada	1.200%	4/27/26	61,280	60,396
	Royal Bank of Canada	1.150%	7/14/26	49,684	48,815
	Royal Bank of Canada	1.400%	11/2/26	26,100	25,787
	Santander Holdings USA Inc.	3.700%	3/28/22	47,351	47,820
	Santander Holdings USA Inc.	3.400%	1/18/23	58,410	60,126
	Santander Holdings USA Inc.	3.500%	6/7/24	46,300	48,864
	Santander Holdings USA Inc.	3.450%	6/2/25	37,135	39,412
	Santander Holdings USA Inc.	4.500%	7/17/25	23,462	25,682
	Santander UK Group Holdings plc	3.571%	1/10/23	5,930	5,964
	Santander UK Group Holdings plc	3.373%	1/5/24	68,117	70,096
	Santander UK Group Holdings plc	4.796%	11/15/24	25,877	27,796
	Santander UK Group Holdings plc	1.532%	8/21/26	19,325	19,121
	Santander UK Group Holdings plc	1.673%	6/14/27	43,500	42,861
[5]	Santander UK plc	5.000%	11/7/23	4,328	4,656
	Santander UK plc	4.000%	3/13/24	56,870	60,939

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	SBL Holdings Inc.	5.125%	11/13/26	15,088	16,579
[8]	Scottish Widows Ltd.	5.500%	6/16/23	16,354	23,733
[5]	Security Benefit Global Funding	1.250%	5/17/24	13,595	13,595
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	9,700	9,742
[7]	Skandinaviska Enskilda Banken AB	0.250%	5/19/23	5,650	6,584
[5]	Skandinaviska Enskilda Banken AB	0.850%	9/2/25	3,675	3,611
[5]	Standard Chartered plc	1.319%	10/14/23	20,120	20,205
[5]	Standard Chartered plc	0.991%	1/12/25	38,795	38,488
[5]	Standard Chartered plc	1.214%	3/23/25	14,565	14,512
[5]	Standard Chartered plc	1.456%	1/14/27	12,125	11,818
[6,9]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	1.866%	6/28/25	5,000	3,874
	State Street Corp.	2.825%	3/30/23	11,325	11,434
	State Street Corp.	3.550%	8/18/25	25,480	27,701
	State Street Corp.	2.354%	11/1/25	68,809	71,405
	State Street Corp.	2.901%	3/30/26	15,200	16,021
	Stifel Financial Corp.	4.250%	7/18/24	14,300	15,440
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	302	322
[6,9]	Sumitomo Mitsui Banking Corp., 3M Australian Bank Bill Rate + 0.950%	0.962%	6/5/23	31,750	24,133
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	65,858	67,824
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	67,572	71,062
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	8,670	8,602
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	176,740	184,109
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	4,800	4,975
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	40,900	42,158
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	49,095	49,069
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	34,310	37,360
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	51,114	53,080
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	34,600	33,937
[6,9]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.212%	3/7/23	20,359	15,485
[6,9]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	1.284%	10/16/24	28,365	21,770
[6,9]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.270%	1.289%	3/29/22	41,051	31,008
	SVB Financial Group	1.800%	10/28/26	29,200	29,148
[9]	Svenska Handelsbanken AB	3.250%	9/27/23	12,610	9,807
[5]	Svenska Handelsbanken AB	0.550%	6/11/24	20,800	20,626
[5]	Svenska Handelsbanken AB	1.418%	6/11/27	13,000	12,814
[7]	Swedbank AB	0.750%	5/5/25	1,700	2,010
	Synchrony Bank	3.000%	6/15/22	11,600	11,755
	Synchrony Financial	2.850%	7/25/22	32,785	33,274
	Synchrony Financial	4.375%	3/19/24	21,466	22,976
	Synchrony Financial	4.250%	8/15/24	41,202	44,210
	Synchrony Financial	4.500%	7/23/25	42,390	46,371
[5]	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	5,109
	Toronto-Dominion Bank	0.750%	6/12/23	17,511	17,565
	Toronto-Dominion Bank	0.550%	3/4/24	47,063	46,711
	Toronto-Dominion Bank	2.650%	6/12/24	29,609	30,919
[9]	Toronto-Dominion Bank	2.050%	7/10/24	10,330	7,814
	Toronto-Dominion Bank	1.150%	6/12/25	30,170	30,064
	Toronto-Dominion Bank	0.750%	9/11/25	57,055	55,848
	Toronto-Dominion Bank	1.250%	9/10/26	68,300	67,038
[6,9]	Toronto-Dominion Bank, 3M Australian Bank Bill Rate + 1.000%	1.025%	7/10/24	31,890	24,344
	Trinity Acquisition plc	4.400%	3/15/26	1,367	1,510
	Truist Bank	3.200%	4/1/24	138,272	145,677
	Truist Bank	2.150%	12/6/24	80,665	83,335

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Truist Bank	1.500%	3/10/25	35,380	35,785
	Truist Bank	3.625%	9/16/25	21,610	23,355
	Truist Bank	4.050%	11/3/25	290	320
	Truist Bank	2.636%	9/17/29	10,545	10,926
	Truist Financial Corp.	3.950%	3/22/22	4,300	4,348
	Truist Financial Corp.	2.500%	8/1/24	12,645	13,177
	Truist Financial Corp.	4.000%	5/1/25	18,790	20,494
	Truist Financial Corp.	1.200%	8/5/25	22,235	22,209
	Truist Financial Corp.	1.267%	3/2/27	15,350	15,127
[5]	UBS AG	0.450%	2/9/24	33,960	33,579
[5]	UBS AG	0.700%	8/9/24	34,100	33,850
[5]	UBS AG	1.250%	6/1/26	27,200	26,794
[5]	UBS Group AG	3.491%	5/23/23	20,975	21,306
[5]	UBS Group AG	2.859%	8/15/23	58,400	59,413
[5]	UBS Group AG	1.008%	7/30/24	37,605	37,663
[7]	UBS Group AG	1.500%	11/30/24	9,705	11,569
[5]	UBS Group AG	4.125%	9/24/25	14,000	15,305
[5]	UBS Group AG	4.125%	4/15/26	8,250	9,087
[5]	UBS Group AG	1.494%	8/10/27	33,900	33,181
[7]	UniCredit SpA	1.000%	1/18/23	4,000	4,682
[7]	UniCredit SpA	1.250%	6/25/25	19,405	22,987
[7]	UniCredit SpA	1.625%	7/3/25	4,589	5,457
	US Bancorp	3.700%	1/30/24	31,760	33,729
	US Bancorp	3.375%	2/5/24	21,036	22,206
[7]	US Bancorp	0.850%	6/7/24	13,691	16,174
	US Bancorp	2.400%	7/30/24	41,545	43,166
	US Bancorp	3.600%	9/11/24	14,310	15,352
	US Bancorp	1.450%	5/12/25	36,620	36,955
	US Bancorp	3.100%	4/27/26	10,454	11,149
	US Bancorp	2.375%	7/22/26	25,525	26,664
	US Bank NA	2.050%	1/21/25	29,713	30,617
[8]	Virgin Money UK plc	4.000%	9/25/26	800	1,172
[8]	Virgin Money UK plc	2.625%	8/19/31	300	408
	Voya Financial Inc.	3.125%	7/15/24	33,259	35,090
[16,17]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	21,983	2
[7]	Wells Fargo & Co.	2.250%	5/2/23	5,400	6,465
	Wells Fargo & Co.	3.750%	1/24/24	93,425	99,122
[7]	Wells Fargo & Co.	0.500%	4/26/24	24,890	29,069
	Wells Fargo & Co.	1.654%	6/2/24	49,050	49,748
[9]	Wells Fargo & Co.	4.750%	8/27/24	33,810	27,374
	Wells Fargo & Co.	3.300%	9/9/24	15,665	16,669
	Wells Fargo & Co.	3.000%	2/19/25	97,078	102,208
	Wells Fargo & Co.	0.805%	5/19/25	22,155	22,042
	Wells Fargo & Co.	3.550%	9/29/25	85,176	91,648
	Wells Fargo & Co.	2.406%	10/30/25	103,211	106,575
	Wells Fargo & Co.	2.164%	2/11/26	90,854	92,976
	Wells Fargo & Co.	3.000%	4/22/26	60,337	63,853
	Wells Fargo & Co.	2.188%	4/30/26	132,990	135,944
	Wells Fargo & Co.	4.100%	6/3/26	77,126	84,568
[6,9]	Wells Fargo & Co., 3M Australian Bank Bill Rate + 1.100%	1.141%	4/27/22	21,453	16,208
[8]	Wells Fargo Bank NA	5.250%	8/1/23	33,450	48,721
	Westpac Banking Corp.	2.350%	2/19/25	30,727	31,894
	Westpac Banking Corp.	1.150%	6/3/26	10,145	10,023
[9]	Westpac Banking Corp.	4.800%	6/14/28	3,294	2,582
	Westpac Banking Corp.	2.894%	2/4/30	64,004	65,810
	Westpac Banking Corp.	4.322%	11/23/31	6,343	6,911

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.400%	1.416%	2/16/28	2,900	2,200
[6,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	1.816%	6/22/28	53,800	41,158
[6,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.980%	1.990%	8/27/29	21,400	16,517
	Willis North America Inc.	3.600%	5/15/24	70,071	74,160
					22,898,553
Health Care (7.4%)
	AbbVie Inc.	3.375%	11/14/21	32,071	32,102
	AbbVie Inc.	3.450%	3/15/22	86,900	87,436
	AbbVie Inc.	3.250%	10/1/22	11,900	12,111
	AbbVie Inc.	2.900%	11/6/22	99,170	101,489
	AbbVie Inc.	3.200%	11/6/22	71,665	73,261
	AbbVie Inc.	2.300%	11/21/22	213,500	217,436
	AbbVie Inc.	2.800%	3/15/23	8,647	8,850
	AbbVie Inc.	2.850%	5/14/23	2,900	2,985
[7]	AbbVie Inc.	1.250%	6/1/24	14,505	17,256
	AbbVie Inc.	3.850%	6/15/24	31,807	33,944
	AbbVie Inc.	2.600%	11/21/24	278,450	290,289
	AbbVie Inc.	3.800%	3/15/25	78,277	84,298
	AbbVie Inc.	3.600%	5/14/25	11,792	12,658
	AbbVie Inc.	3.200%	5/14/26	24,750	26,365
	AbbVie Inc.	2.950%	11/21/26	24,500	25,901
	Aetna Inc.	2.750%	11/15/22	10,770	10,957
	Aetna Inc.	2.800%	6/15/23	46,265	47,684
	Aetna Inc.	3.500%	11/15/24	9,670	10,317
	Agilent Technologies Inc.	3.050%	9/22/26	2,000	2,126
[5]	Alcon Finance Corp.	2.750%	9/23/26	14,700	15,311
	AmerisourceBergen Corp.	0.737%	3/15/23	46,030	46,054
	Amgen Inc.	1.900%	2/21/25	19,500	19,897
	Amgen Inc.	3.125%	5/1/25	33,400	35,340
	Anthem Inc.	3.500%	8/15/24	12,029	12,788
	Anthem Inc.	2.375%	1/15/25	24,455	25,304
	Anthem Inc.	1.500%	3/15/26	38,795	38,771
	Astrazeneca Finance LLC	0.700%	5/28/24	86,300	86,275
	Astrazeneca Finance LLC	1.200%	5/28/26	86,250	85,515
	AstraZeneca plc	3.375%	11/16/25	25,583	27,666
[5]	Bausch Health Cos. Inc.	6.125%	4/15/25	9,345	9,525
[5]	Bausch Health Cos. Inc.	5.500%	11/1/25	1,840	1,872
[5]	Bausch Health Cos. Inc.	5.750%	8/15/27	2,103	2,203
[5]	Bausch Health Cos. Inc.	7.000%	1/15/28	1,100	1,115
[5]	Bausch Health Cos. Inc.	4.875%	6/1/28	1,410	1,452
	Baxalta Inc.	4.000%	6/23/25	13,304	14,449
[5]	Bayer US Finance II LLC	3.875%	12/15/23	120,071	126,788
[5]	Bayer US Finance II LLC	4.250%	12/15/25	45,879	50,290
[5]	Bayer US Finance LLC	3.375%	10/8/24	29,600	31,278
[7]	Becton Dickinson and Co.	0.000%	8/13/23	32,200	37,266
	Becton Dickinson and Co.	3.363%	6/6/24	31,943	33,681
	Biogen Inc.	3.625%	9/15/22	37,267	38,292
	Biogen Inc.	4.050%	9/15/25	14,800	16,187
	Boston Scientific Corp.	3.450%	3/1/24	48,016	50,625
	Boston Scientific Corp.	1.900%	6/1/25	44,255	45,059
	Boston Scientific Corp.	3.750%	3/1/26	7,050	7,661
	Bristol-Myers Squibb Co.	0.537%	11/13/23	17,530	17,511
	Bristol-Myers Squibb Co.	3.875%	8/15/25	9,645	10,525
	Bristol-Myers Squibb Co.	0.750%	11/13/25	46,540	45,637
	Bristol-Myers Squibb Co.	3.200%	6/15/26	61,924	66,885

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cardinal Health Inc.	3.079%	6/15/24	9,000	9,439
	Cigna Corp.	3.050%	11/30/22	18,100	18,558
	Cigna Corp.	3.000%	7/15/23	59,164	61,198
	Cigna Corp.	0.613%	3/15/24	14,000	13,894
	Cigna Corp.	3.500%	6/15/24	79,100	83,847
	Cigna Corp.	3.250%	4/15/25	24,000	25,451
	Cigna Corp.	4.125%	11/15/25	96,619	106,286
	Cigna Corp.	1.250%	3/15/26	22,550	22,303
	CommonSpirit Health	4.200%	8/1/23	1,900	2,007
	CommonSpirit Health	2.760%	10/1/24	47,945	50,019
	CommonSpirit Health	1.547%	10/1/25	32,500	32,406
	CVS Health Corp.	3.500%	7/20/22	27,981	28,444
	CVS Health Corp.	2.750%	12/1/22	44,825	45,641
	CVS Health Corp.	3.700%	3/9/23	93,600	97,256
	CVS Health Corp.	2.625%	8/15/24	53,400	55,579
	CVS Health Corp.	4.100%	3/25/25	62,625	68,136
	CVS Health Corp.	3.875%	7/20/25	23,615	25,636
	CVS Health Corp.	2.875%	6/1/26	24,500	25,784
	CVS Health Corp.	3.000%	8/15/26	41,970	44,545
	CVS Health Corp.	3.625%	4/1/27	29,000	31,614
	CVS Health Corp.	1.300%	8/21/27	29,000	28,112
[7]	Danaher Corp.	1.700%	3/30/24	14,510	17,455
	Danaher Corp.	3.350%	9/15/25	9,700	10,434
	DH Europe Finance II Sarl	2.050%	11/15/22	82,095	83,397
	DH Europe Finance II Sarl	2.200%	11/15/24	96,626	99,908
[7]	DH Europe Finance II Sarl	0.200%	3/18/26	19,435	22,383
	Dignity Health	3.812%	11/1/24	970	1,037
	Encompass Health Corp.	4.500%	2/1/28	1,923	1,958
	Gilead Sciences Inc.	0.750%	9/29/23	44,300	44,247
	Gilead Sciences Inc.	3.700%	4/1/24	46,615	49,393
	Gilead Sciences Inc.	3.500%	2/1/25	97,415	103,818
	Gilead Sciences Inc.	3.650%	3/1/26	80,087	86,774
	GlaxoSmithKline Capital plc	0.534%	10/1/23	4,502	4,496
	GlaxoSmithKline Capital plc	3.000%	6/1/24	85,619	90,107
	HCA Inc.	4.750%	5/1/23	14,000	14,798
	HCA Inc.	5.000%	3/15/24	96,830	105,354
	HCA Inc.	5.375%	2/1/25	5,023	5,588
	HCA Inc.	5.250%	4/15/25	47,142	52,844
	HCA Inc.	5.250%	6/15/26	34,900	39,594
[5]	Highmark Inc.	1.450%	5/10/26	51,010	50,201
[5]	Hill-Rom Holdings Inc.	4.375%	9/15/27	4,866	5,061
	Humana Inc.	0.650%	8/3/23	41,800	41,763
	Humana Inc.	3.850%	10/1/24	15,019	16,122
	Humana Inc.	4.500%	4/1/25	48,500	53,353
	Illumina Inc.	0.550%	3/23/23	24,500	24,432
	McKesson Corp.	2.700%	12/15/22	70,452	71,743
	McKesson Corp.	2.850%	3/15/23	29,215	29,901
	McKesson Corp.	3.796%	3/15/24	53,240	56,478
	McKesson Corp.	0.900%	12/3/25	33,940	33,158
	McKesson Corp.	1.300%	8/15/26	34,000	33,347
[6,10,11,12]	Medline Industries Inc. Bank Loan	—%	10/23/28	6,155	6,161
	Medtronic Inc.	3.500%	3/15/25	24,718	26,652
	Merck & Co. Inc.	2.750%	2/10/25	12,355	12,960
[5]	Mylan Inc.	3.125%	1/15/23	27,015	27,776
[5]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	9,705	9,836
	PerkinElmer Inc.	0.850%	9/15/24	58,535	58,042
	Pfizer Inc.	0.800%	5/28/25	19,285	19,074

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	13,938	14,658
	Quest Diagnostics Inc.	3.500%	3/30/25	11,655	12,430
	Quest Diagnostics Inc.	3.450%	6/1/26	6,800	7,331
	Royalty Pharma plc	0.750%	9/2/23	52,600	52,516
	Royalty Pharma plc	1.200%	9/2/25	37,250	36,730
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	67,355	69,785
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	90,380	96,150
	SSM Health Care Corp.	3.688%	6/1/23	25,640	26,669
	Stryker Corp.	1.150%	6/15/25	48,500	48,368
	Stryker Corp.	3.375%	11/1/25	14,800	15,915
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	39,836	42,637
[5]	Tenet Healthcare Corp.	4.625%	9/1/24	1,545	1,581
[5]	Tenet Healthcare Corp.	7.500%	4/1/25	660	700
[5]	Tenet Healthcare Corp.	4.875%	1/1/26	6,250	6,427
[5]	Tenet Healthcare Corp.	4.250%	6/1/29	2,644	2,680
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	200,000	200,064
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	195,000	195,084
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	21,067	22,994
	UnitedHealth Group Inc.	3.500%	2/15/24	44,698	47,393
	UnitedHealth Group Inc.	0.550%	5/15/24	30,240	30,012
	UnitedHealth Group Inc.	2.375%	8/15/24	23,832	24,768
	UnitedHealth Group Inc.	3.750%	7/15/25	5,427	5,919
	UnitedHealth Group Inc.	1.250%	1/15/26	10,320	10,298
	UnitedHealth Group Inc.	1.150%	5/15/26	14,465	14,328
[7]	Utah Acquisition Sub Inc.	2.250%	11/22/24	55,689	68,038
	Utah Acquisition Sub Inc.	3.950%	6/15/26	43,900	47,756
	Viatris Inc.	0.000%	12/15/21	32,000	31,977
[5]	Viatris Inc.	1.125%	6/22/22	65,500	65,736
[5]	Viatris Inc.	1.650%	6/22/25	81,466	81,704
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	11,000	11,071
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	59,653	63,559
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	73,830	78,006
	Zoetis Inc.	3.250%	2/1/23	12,665	13,001
	Zoetis Inc.	4.500%	11/13/25	29,000	32,327
					5,863,099
Industrials (5.2%)
	3M Co.	2.650%	4/15/25	19,255	20,179
[5]	Air Canada	3.875%	8/15/26	3,605	3,652
[5]	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl	4.625%	6/1/28	840	833
[5]	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl	4.625%	6/1/28	1,250	1,240
[5]	Allison Transmission Inc.	4.750%	10/1/27	3,993	4,156
[5]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	7,985	8,374
[5]	AP Moller - Maersk A/S	3.875%	9/28/25	27,700	30,123
[5]	Aramark Services Inc.	6.375%	5/1/25	5,150	5,421
[5]	Aramark Services Inc.	5.000%	2/1/28	1,100	1,130
[9]	Aurizon Network Pty Ltd.	4.000%	6/21/24	21,690	17,030
[9]	Australia Pacific Airports Melbourne Pty Ltd.	4.000%	9/15/22	12,690	9,736
	Block Financial LLC	5.250%	10/1/25	14,400	16,138
	Boeing Co.	2.700%	5/1/22	14,095	14,247
	Boeing Co.	1.167%	2/4/23	5,800	5,807
	Boeing Co.	4.508%	5/1/23	174,223	182,673
	Boeing Co.	1.875%	6/15/23	19,781	20,037
	Boeing Co.	1.433%	2/4/24	222,700	222,832
	Boeing Co.	2.800%	3/1/24	28,830	29,785
	Boeing Co.	2.850%	10/30/24	7,500	7,783

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	4.875%	5/1/25	203,002	224,193
	Boeing Co.	2.600%	10/30/25	10,553	10,837
	Boeing Co.	2.750%	2/1/26	30,255	31,235
	Boeing Co.	2.196%	2/4/26	388,100	389,041
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	12,972	13,777
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	18,305	19,492
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	15,760	19,258
	Canadian Pacific Railway Co.	2.900%	2/1/25	9,568	10,057
[5]	Cargo Aircraft Management Inc.	4.750%	2/1/28	2,697	2,756
	Carrier Global Corp.	2.242%	2/15/25	138,435	142,080
	Caterpillar Financial Services Corp.	2.850%	5/17/24	3,620	3,801
	Caterpillar Financial Services Corp.	0.800%	11/13/25	25,475	25,080
	Caterpillar Financial Services Corp.	1.150%	9/14/26	19,400	19,153
[5]	Clark Equipment Co.	5.875%	6/1/25	1,790	1,869
[5]	Clean Harbors Inc.	4.875%	7/15/27	8,014	8,373
[6,10]	Clean Harbors Inc. Bank Loan, 1M USD LIBOR + 2.000%	2.087%	11/30/21	6,800	6,799
	CNH Industrial Capital LLC	4.375%	4/5/22	18,700	18,988
	CNH Industrial Capital LLC	1.950%	7/2/23	23,960	24,388
	CNH Industrial Capital LLC	1.875%	1/15/26	41,552	41,839
	CNH Industrial Capital LLC	1.450%	7/15/26	38,840	38,266
	CNH Industrial NV	4.500%	8/15/23	48,980	52,046
	CSX Corp.	3.350%	11/1/25	4,021	4,321
[4]	CSX Transportation Inc.	6.251%	1/15/23	1,766	1,870
	Cummins Inc.	0.750%	9/1/25	6,705	6,606
	Deere & Co.	2.750%	4/15/25	21,290	22,404
	Delta Air Lines Inc.	2.900%	10/28/24	2,105	2,148
[5]	Delta Air Lines Inc.	7.000%	5/1/25	54,563	63,834
[4,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.500%	10/20/25	95,574	102,185
	Dover Corp.	3.150%	11/15/25	6,115	6,517
[7]	easyJet plc	0.875%	6/11/25	15,475	17,954
	Embraer Overseas Ltd.	5.696%	9/16/23	1,281	1,352
	Embraer SA	5.150%	6/15/22	21,700	22,120
	General Dynamics Corp.	3.250%	4/1/25	51,954	55,318
	General Dynamics Corp.	3.500%	5/15/25	31,690	34,081
	General Electric Co.	5.550%	1/5/26	33,527	39,000
[5]	H&E Equipment Services Inc.	3.875%	12/15/28	1,985	1,978
[7]	Heathrow Funding Ltd.	1.500%	10/12/27	1,000	1,198
[8]	Heathrow Funding Ltd.	6.750%	12/3/28	9,715	16,268
[7]	Honeywell International Inc.	0.000%	3/10/24	7,500	8,688
	Honeywell International Inc.	1.350%	6/1/25	27,400	27,629
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	60,717	65,279
	Johnson Controls International plc	3.625%	7/2/24	8,998	9,547
	L3Harris Technologies Inc.	3.850%	6/15/23	119,000	124,741
	L3Harris Technologies Inc.	3.950%	5/28/24	13,700	14,587
	L3Harris Technologies Inc.	3.832%	4/27/25	4,620	4,988
	Lennox International Inc.	1.350%	8/1/25	6,770	6,720
	Lockheed Martin Corp.	2.900%	3/1/25	3,855	4,067
	Lockheed Martin Corp.	3.550%	1/15/26	12,099	13,174
[5]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	148,011	161,047
[6,9]	New Terminal Financing Co. Pty Ltd., 3M Australian Bank Bill Rate + 1.450%	1.475%	7/12/24	5,900	4,437
	Norfolk Southern Corp.	3.650%	8/1/25	7,852	8,473
	Norfolk Southern Corp.	2.900%	6/15/26	10,060	10,645
	Northrop Grumman Corp.	2.930%	1/15/25	65,480	68,806
	Otis Worldwide Corp.	2.056%	4/5/25	111,358	114,023
[9]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	38,120	30,723

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Parker-Hannifin Corp.	3.500%	9/15/22	5,800	5,949
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.250%	1/17/23	3,470	3,613
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	3/14/23	10,169	10,416
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.125%	8/1/23	4,340	4,570
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	61,977	65,526
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	58,835	57,736
[9]	Qantas Airways Ltd.	7.750%	5/19/22	37,020	28,850
[9]	QPH Finance Co. Pty Ltd.	3.750%	6/7/23	5,280	4,083
	Quanta Services Inc.	0.950%	10/1/24	14,085	13,973
	Raytheon Technologies Corp.	3.650%	8/16/23	10,178	10,669
	Raytheon Technologies Corp.	3.200%	3/15/24	142,359	149,636
	Raytheon Technologies Corp.	3.950%	8/16/25	50,870	55,519
	Raytheon Technologies Corp.	3.500%	3/15/27	39,100	42,425
	Republic Services Inc.	2.500%	8/15/24	1,182	1,228
	Republic Services Inc.	3.200%	3/15/25	11,715	12,410
	Republic Services Inc.	0.875%	11/15/25	14,500	14,166
[5]	Rolls-Royce plc	3.625%	10/14/25	2,115	2,160
[5]	Rolls-Royce plc	5.750%	10/15/27	8,001	8,884
	Ryder System Inc.	2.875%	6/1/22	43,650	44,174
	Ryder System Inc.	3.650%	3/18/24	72,895	77,286
[5]	Siemens Financieringsmaatschappij NV	0.650%	3/11/24	73,340	73,020
[5]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	42,600	42,080
	Southwest Airlines Co.	2.750%	11/16/22	29,000	29,580
	Southwest Airlines Co.	4.750%	5/4/23	84,507	89,385
	Southwest Airlines Co.	5.250%	5/4/25	41,341	46,344
	Southwest Airlines Co.	3.000%	11/15/26	6,800	7,172
	Stanley Black & Decker Inc.	3.400%	3/1/26	21,105	22,825
	Teledyne Technologies Inc.	1.600%	4/1/26	65,050	64,936
[5]	TransDigm Inc.	8.000%	12/15/25	6,865	7,302
[5]	TransDigm Inc.	6.250%	3/15/26	6,000	6,267
	TransDigm Inc.	5.500%	11/15/27	4,600	4,716
	Tyco Electronics Group SA	3.500%	2/3/22	41,318	41,318
	Tyco Electronics Group SA	3.450%	8/1/24	26,462	27,932
	Tyco Electronics Group SA	3.125%	8/15/27	23,841	25,775
[4]	UAL Series 2007-1 Pass Through Trust	6.636%	1/2/24	10,241	10,496
	Union Pacific Corp.	2.950%	1/15/23	22,500	23,008
	Union Pacific Corp.	3.500%	6/8/23	22,764	23,760
	Union Pacific Corp.	3.646%	2/15/24	9,600	10,145
	Union Pacific Corp.	3.150%	3/1/24	47,090	49,582
	Union Pacific Corp.	3.250%	1/15/25	1,415	1,501
	Union Pacific Corp.	3.250%	8/15/25	6,872	7,349
	Union Pacific Corp.	2.750%	3/1/26	8,717	9,213
	Union Pacific Corp.	3.000%	4/15/27	7,062	7,529
[4]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	8,711	9,186
[5]	United Airlines Inc.	4.375%	4/15/26	9,885	10,235
	United Rentals North America Inc.	3.875%	11/15/27	6,608	6,916
[4]	US Airways Series 2001-1C Pass Through Trust	7.346%	9/20/23	3,927	3,958
[5]	Vertiv Group Corp.	4.125%	11/15/28	2,733	2,726
	Waste Management Inc.	2.400%	5/15/23	1,600	1,640
	Waste Management Inc.	0.750%	11/15/25	24,300	23,751
[5]	WESCO Distribution Inc.	7.250%	6/15/28	4,611	5,091
[7]	Wizz Air Finance Co. BV	1.350%	1/19/24	5,900	6,920

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	WSO Finance Pty Ltd.	3.500%	7/14/23	9,950	7,697
					4,103,860
Materials (2.3%)
[5]	Air Liquide Finance SA	2.250%	9/27/23	44,520	45,745
[5]	Air Liquide Finance SA	2.500%	9/27/26	200	209
	ArcelorMittal SA	4.550%	3/11/26	12,700	13,949
[5]	Arconic Corp.	6.000%	5/15/25	1,058	1,111
[5]	Arconic Corp.	6.125%	2/15/28	2,224	2,346
[5]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	8,019	8,320
[5]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	5,030	5,132
	Avery Dennison Corp.	0.850%	8/15/24	20,000	19,859
[5]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	2,376	2,455
	Ball Corp.	4.000%	11/15/23	7,285	7,662
	Ball Corp.	4.875%	3/15/26	2,775	3,044
	Berry Global Inc.	0.950%	2/15/24	67,435	67,071
[7]	Berry Global Inc.	1.000%	1/15/25	10,515	12,288
	Berry Global Inc.	1.570%	1/15/26	85,853	84,968
[5]	Berry Global Inc.	4.875%	7/15/26	6,265	6,564
[5]	Berry Global Inc.	5.625%	7/15/27	22,883	23,953
[5]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	4,090	4,445
[5]	Canpack SA / Canpack US LLC	3.875%	11/15/29	1,930	1,917
[5]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.300%	5/1/23	58,451	60,681
[5]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	35,216	38,024
	Cleveland-Cliffs Inc.	5.875%	6/1/27	5,381	5,592
	Dow Chemical Co.	4.550%	11/30/25	24,580	27,243
	Dow Chemical Co.	3.625%	5/15/26	74,933	81,213
	DuPont de Nemours Inc.	4.205%	11/15/23	105,429	112,351
	DuPont de Nemours Inc.	4.493%	11/15/25	63,465	70,631
	Eastman Chemical Co.	3.600%	8/15/22	12,970	13,178
	Eastman Chemical Co.	3.800%	3/15/25	22,587	24,241
	EI du Pont de Nemours and Co.	1.700%	7/15/25	14,540	14,747
[5]	Element Solutions Inc.	3.875%	9/1/28	6,543	6,540
	FMC Corp.	3.950%	2/1/22	19,660	19,711
	FMC Corp.	3.200%	10/1/26	5,866	6,228
[5]	FMG Resources August 2006 Pty Ltd.	4.500%	9/15/27	1,040	1,090
	Freeport-McMoRan Inc.	4.550%	11/14/24	26,375	28,506
	Freeport-McMoRan Inc.	4.375%	8/1/28	8,228	8,566
[5]	Georgia-Pacific LLC	0.625%	5/15/24	85,682	85,080
[5]	Georgia-Pacific LLC	1.750%	9/30/25	71,540	72,504
[5]	Georgia-Pacific LLC	0.950%	5/15/26	71,895	70,112
[5]	Georgia-Pacific LLC	2.100%	4/30/27	50,182	50,996
[8]	Glencore Finance Europe Ltd.	6.000%	4/3/22	11,129	15,556
[7]	Glencore Finance Europe Ltd.	1.750%	3/17/25	7,286	8,757
[7]	Glencore Finance Europe Ltd.	3.750%	4/1/26	10,905	14,242
[5]	Graphic Packaging International LLC	0.821%	4/15/24	33,975	33,584
[5]	Graphic Packaging International LLC	3.500%	3/15/28	625	630
[5]	Graphic Packaging International LLC	3.500%	3/1/29	1,775	1,764
[5]	Indonesia Asahan Aluminium Persero PT	5.230%	11/15/21	20,675	20,675
[5]	Indonesia Asahan Aluminium Persero PT	4.750%	5/15/25	24,212	25,997
[5]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	1,593	1,586
[5]	Ingevity Corp.	3.875%	11/1/28	2,075	2,041
[5]	International Flavors & Fragrances Inc.	0.697%	9/15/22	16,395	16,414

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Kraton Polymers LLC / Kraton Polymers Capital Corp.	4.250%	12/15/25	2,063	2,132
	LYB International Finance BV	4.000%	7/15/23	21,204	22,352
	LYB International Finance III LLC	1.250%	10/1/25	52,860	52,338
	LyondellBasell Industries NV	5.750%	4/15/24	56,973	62,813
	Martin Marietta Materials Inc.	0.650%	7/15/23	10,500	10,498
	Mosaic Co.	4.250%	11/15/23	20,576	21,818
	Newmont Corp.	3.500%	3/15/22	40	40
	Newmont Corp.	3.700%	3/15/23	9,921	10,237
	Nucor Corp.	2.000%	6/1/25	26,034	26,554
	Nutrien Ltd.	3.150%	10/1/22	14,048	14,296
	Nutrien Ltd.	1.900%	5/13/23	53,606	54,538
	Nutrien Ltd.	3.500%	6/1/23	8,604	8,916
	Nutrien Ltd.	3.625%	3/15/24	5,189	5,479
	Nutrien Ltd.	3.375%	3/15/25	16,185	17,203
	Nutrien Ltd.	3.000%	4/1/25	26,277	27,601
[5]	OCI NV	5.250%	11/1/24	1,512	1,552
[5]	OCI NV	4.625%	10/15/25	1,584	1,648
	Packaging Corp. of America	3.650%	9/15/24	339	362
[5]	Pactiv Evergreen Group Issuer Inc. / Pactiv Evergreen Group Issuer LLC / Reynolds Group	4.000%	10/15/27	5,031	4,921
	PPG Industries Inc.	1.200%	3/15/26	31,690	31,141
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	4,495	4,890
	Sherwin-Williams Co.	3.125%	6/1/24	43	45
[5]	SPCM SA	3.125%	3/15/27	1,220	1,216
	Steel Dynamics Inc.	2.800%	12/15/24	14,555	15,223
	Steel Dynamics Inc.	2.400%	6/15/25	16,055	16,539
	Westlake Chemical Corp.	0.875%	8/15/24	15,000	14,997
	WestRock RKT LLC	4.000%	3/1/23	37,452	38,772
	WRKCo Inc.	3.000%	9/15/24	38,578	40,508
	WRKCo Inc.	3.750%	3/15/25	8,107	8,730
					1,766,877
Real Estate (3.8%)
[7]	Akelius Residential Property AB	1.750%	2/7/25	3,000	3,626
[8]	Akelius Residential Property AB	2.375%	8/15/25	26,941	37,890
[9]	Ale Direct Property Trust	4.000%	8/20/22	10,880	8,318
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	69,140	74,298
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	6,800	7,048
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	25,730	27,692
	American Tower Corp.	3.000%	6/15/23	58,755	60,907
	American Tower Corp.	0.600%	1/15/24	121,240	120,379
	American Tower Corp.	3.375%	5/15/24	26,786	28,289
	American Tower Corp.	2.950%	1/15/25	53,383	55,939
	American Tower Corp.	2.400%	3/15/25	63,857	65,886
	American Tower Corp.	4.000%	6/1/25	31,725	34,317
	American Tower Corp.	1.600%	4/15/26	67,914	67,591
	American Tower Corp.	1.450%	9/15/26	34,010	33,503
[7]	American Tower Corp.	0.450%	1/15/27	19,437	22,228
[7]	American Tower Corp.	0.400%	2/15/27	8,744	9,968
[7]	Aroundtown SA	0.625%	7/9/25	43,700	50,693
[7]	Aroundtown SA	1.625%	12/31/99	300	331
	AvalonBay Communities Inc.	2.850%	3/15/23	12,000	12,277
	AvalonBay Communities Inc.	2.950%	5/11/26	19,200	20,397
	AvalonBay Communities Inc.	2.900%	10/15/26	6,300	6,693
	Boston Properties LP	3.125%	9/1/23	42,320	43,894
	Boston Properties LP	3.800%	2/1/24	5,070	5,353

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boston Properties LP	3.200%	1/15/25	12,424	13,096
	Brandywine Operating Partnership LP	3.950%	2/15/23	12,880	13,304
	Brandywine Operating Partnership LP	4.100%	10/1/24	14,155	15,125
	Brixmor Operating Partnership LP	3.650%	6/15/24	71,537	75,853
	Brixmor Operating Partnership LP	3.850%	2/1/25	36,846	39,480
	Camden Property Trust	2.950%	12/15/22	34,360	35,033
	Camden Property Trust	4.875%	6/15/23	3,435	3,626
	Camden Property Trust	4.250%	1/15/24	46,982	49,852
	Camden Property Trust	3.500%	9/15/24	2,785	2,949
	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	29,741	31,076
	Corporate Office Properties LP	5.000%	7/1/25	2,420	2,676
	Corporate Office Properties LP	2.250%	3/15/26	31,330	31,802
	Crown Castle International Corp.	3.150%	7/15/23	41,835	43,453
	Crown Castle International Corp.	3.200%	9/1/24	69,394	73,123
	Crown Castle International Corp.	1.350%	7/15/25	29,140	29,012
	Crown Castle International Corp.	3.700%	6/15/26	45,719	49,423
	Crown Castle International Corp.	1.050%	7/15/26	81,089	78,527
[5]	CTR Partnership LP / CareTrust Capital Corp.	3.875%	6/30/28	3,678	3,742
	CubeSmart LP	4.375%	12/15/23	11,340	12,073
	CubeSmart LP	4.000%	11/15/25	7,260	7,873
[7]	Digital Dutch Finco BV	0.625%	7/15/25	13,205	15,450
[7]	Digital Euro Finco LLC	2.625%	4/15/24	13,361	16,348
	Digital Realty Trust LP	4.750%	10/1/25	29,620	33,115
	Duke Realty LP	3.750%	12/1/24	2,760	2,960
	Duke Realty LP	3.250%	6/30/26	11,070	11,855
	Equinix Inc.	1.450%	5/15/26	9,710	9,596
	Equinix Inc.	2.900%	11/18/26	17,520	18,390
	ERP Operating LP	3.000%	4/15/23	46,795	48,153
	ERP Operating LP	3.375%	6/1/25	20,200	21,535
	ERP Operating LP	2.850%	11/1/26	7,965	8,401
[7]	Fastighets AB Balder	1.875%	3/14/25	9,700	11,686
	Federal Realty Investment Trust	2.750%	6/1/23	18,030	18,510
	Federal Realty Investment Trust	3.950%	1/15/24	23,874	25,258
[8]	Hammerson plc	3.500%	10/27/25	600	846
[5]	HAT Holdings I LLC / HAT Holdings II LLC	3.375%	6/15/26	4,295	4,283
	Healthcare Realty Trust Inc.	3.875%	5/1/25	5,800	6,200
	Healthpeak Properties Inc.	3.400%	2/1/25	3,942	4,173
	Healthpeak Properties Inc.	1.350%	2/1/27	43,700	42,859
	Highwoods Realty LP	3.625%	1/15/23	5,280	5,414
	Host Hotels & Resorts LP	4.000%	6/15/25	7,560	8,059
	IIP Operating Partnership LP	5.500%	5/25/26	27,600	29,077
	Kilroy Realty LP	3.450%	12/15/24	21,115	22,377
	Kilroy Realty LP	4.375%	10/1/25	5,685	6,261
	Kimco Realty Corp.	3.500%	4/15/23	13,765	14,196
	Kimco Realty Corp.	3.125%	6/1/23	26,640	27,487
	Kimco Realty Corp.	4.450%	1/15/24	11,302	11,911
	Kimco Realty Corp.	2.700%	3/1/24	28,329	29,325
	Kimco Realty Corp.	3.300%	2/1/25	52,530	55,575
[7]	Kojamo OYJ	1.500%	6/19/24	4,850	5,781
[7]	Logicor Financing Sarl	0.750%	7/15/24	5,068	5,932
[7]	Logicor Financing Sarl	2.250%	5/13/25	4,855	5,945
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	10,542	11,441
[5]	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.625%	6/15/25	4,492	4,835
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	1,086	1,178

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mid-America Apartments LP	4.300%	10/15/23	2,000	2,118
	Mid-America Apartments LP	3.750%	6/15/24	8,923	9,487
	Mid-America Apartments LP	4.000%	11/15/25	11,320	12,337
	Mid-America Apartments LP	1.100%	9/15/26	25,130	24,495
	National Retail Properties Inc.	3.900%	6/15/24	25,562	27,210
	National Retail Properties Inc.	4.000%	11/15/25	19,893	21,774
	Office Properties Income Trust	2.650%	6/15/26	12,500	12,506
	Omega Healthcare Investors Inc.	4.375%	8/1/23	2,397	2,524
	Omega Healthcare Investors Inc.	4.950%	4/1/24	16,340	17,629
	Omega Healthcare Investors Inc.	4.500%	1/15/25	10,690	11,556
	Omega Healthcare Investors Inc.	5.250%	1/15/26	21,350	23,988
[5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.125%	3/20/22	54,524	54,966
[5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,000	6,595
[5]	Realogy Group LLC / Realogy Co-issuer Corp.	7.625%	6/15/25	1,225	1,309
	Realty Income Corp.	3.875%	7/15/24	6,871	7,352
	Realty Income Corp.	3.875%	4/15/25	27,930	30,331
	Realty Income Corp.	0.750%	3/15/26	9,960	9,650
	Realty Income Corp.	4.125%	10/15/26	13,580	15,152
[8]	Realty Income Corp.	1.125%	7/13/27	13,900	18,471
	Regency Centers LP	3.750%	6/15/24	1,115	1,179
[7]	Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	6,700	8,037
	Simon Property Group LP	2.750%	6/1/23	14,163	14,572
	Simon Property Group LP	3.750%	2/1/24	30,620	32,375
	Simon Property Group LP	2.000%	9/13/24	79,690	81,763
	Simon Property Group LP	3.375%	10/1/24	47,028	49,967
	Simon Property Group LP	3.500%	9/1/25	48,883	52,651
	Simon Property Group LP	3.300%	1/15/26	9,640	10,348
	Simon Property Group LP	3.250%	11/30/26	24,342	26,111
	Simon Property Group LP	1.375%	1/15/27	24,250	23,817
[5]	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC	7.875%	2/15/25	7,904	8,321
[5]	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC	4.750%	4/15/28	1,125	1,130
	Ventas Realty LP	3.500%	4/15/24	37,091	39,251
	Ventas Realty LP	3.750%	5/1/24	6,012	6,352
	Ventas Realty LP	2.650%	1/15/25	12,310	12,784
	Ventas Realty LP	3.500%	2/1/25	4,820	5,119
	VEREIT Operating Partnership LP	4.600%	2/6/24	42,787	45,851
	VEREIT Operating Partnership LP	4.625%	11/1/25	77,524	86,451
	VEREIT Operating Partnership LP	4.875%	6/1/26	104,147	117,727
	Vornado Realty LP	2.150%	6/1/26	11,600	11,685
[5]	Wea Finance LLC / Westfield UK & Europe Finance plc	3.750%	9/17/24	7,140	7,549
	Welltower Inc.	3.625%	3/15/24	28,402	30,126
	Welltower Inc.	4.000%	6/1/25	72,809	78,901
[8]	Westfield America Management Ltd.	2.125%	3/30/25	6,499	8,966
					3,023,510
Technology (4.8%)
	Analog Devices Inc.	2.950%	4/1/25	12,190	12,883
	Apple Inc.	3.000%	2/9/24	38,325	40,140
	Apple Inc.	3.450%	5/6/24	47,101	50,136
	Apple Inc.	2.850%	5/11/24	40,825	42,776
	Apple Inc.	2.750%	1/13/25	38,558	40,563
	Apple Inc.	0.700%	2/8/26	26,018	25,478
	Apple Inc.	3.250%	2/23/26	36,351	39,161
	Apple Inc.	2.450%	8/4/26	47,762	50,070

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	2.050%	9/11/26	66,330	68,317
	Apple Inc.	3.200%	5/11/27	54,022	58,483
	Autodesk Inc.	4.375%	6/15/25	1,940	2,128
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	11,899	12,528
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	19,200	20,163
	Broadcom Inc.	3.625%	10/15/24	73,287	78,307
	Broadcom Inc.	4.700%	4/15/25	93,309	103,014
	Broadcom Inc.	3.150%	11/15/25	39,911	42,139
	Broadcom Inc.	4.250%	4/15/26	81,584	89,721
	Broadcom Inc.	3.459%	9/15/26	29,472	31,456
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	2,960	3,052
	Citrix Systems Inc.	1.250%	3/1/26	19,405	18,903
[5]	Clarivate Science Holdings Corp.	3.875%	7/1/28	4,285	4,236
[5]	CommScope Inc.	6.000%	3/1/26	2,321	2,404
[5]	CommScope Inc.	8.250%	3/1/27	612	624
[5]	CommScope Inc.	7.125%	7/1/28	1,801	1,775
[5]	CommScope Inc.	4.750%	9/1/29	2,220	2,177
[5]	CommScope Technologies Finance LLC	6.000%	6/15/25	2,910	2,879
	Dell International LLC / EMC Corp.	5.450%	6/15/23	16,574	17,666
	Dell International LLC / EMC Corp.	4.000%	7/15/24	29,155	31,261
	Dell International LLC / EMC Corp.	5.850%	7/15/25	71,657	82,512
	Dell International LLC / EMC Corp.	6.020%	6/15/26	137,624	162,096
	Dell International LLC / EMC Corp.	4.900%	10/1/26	14,325	16,332
	DXC Technology Co.	1.800%	9/15/26	62,500	61,585
[5]	Entegris Inc.	4.375%	4/15/28	2,096	2,175
[5]	Entegris Inc.	3.625%	5/1/29	2,125	2,141
	Equifax Inc.	3.950%	6/15/23	9,450	9,912
	Equifax Inc.	2.600%	12/1/24	95,144	99,115
	Equifax Inc.	2.600%	12/15/25	48,800	50,786
[7]	Fidelity National Information Services Inc.	0.750%	5/21/23	16,256	19,024
	Fidelity National Information Services Inc.	0.600%	3/1/24	31,060	30,807
	Fiserv Inc.	3.800%	10/1/23	2,528	2,668
	Fiserv Inc.	2.750%	7/1/24	162,005	169,027
	Fiserv Inc.	3.200%	7/1/26	50,813	53,999
	Global Payments Inc.	1.200%	3/1/26	66,707	65,146
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	37,385	38,501
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	19,340	21,661
	HP Inc.	2.200%	6/17/25	86,341	88,592
[5]	HP Inc.	1.450%	6/17/26	90,112	88,886
	Intel Corp.	3.700%	7/29/25	6,650	7,217
	Intel Corp.	3.750%	3/25/27	5,190	5,740
	International Business Machines Corp.	3.625%	2/12/24	36,694	38,953
	International Business Machines Corp.	3.000%	5/15/24	73,405	77,225
	International Business Machines Corp.	3.300%	5/15/26	132,314	142,750
	Intuit Inc.	0.950%	7/15/25	1,950	1,931
	Juniper Networks Inc.	1.200%	12/10/25	47,760	47,110
[5]	Marvell Technology Inc.	4.200%	6/22/23	29,250	30,679
	Micron Technology Inc.	2.497%	4/24/23	8,030	8,238
	Micron Technology Inc.	4.640%	2/6/24	23,880	25,768
[5]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	1,365	1,420
[5]	NXP BV / NXP Funding LLC	3.875%	9/1/22	107,314	110,091
[5]	NXP BV / NXP Funding LLC	4.625%	6/1/23	22,660	23,972
[5]	NXP BV / NXP Funding LLC	4.875%	3/1/24	78,750	85,223
	Oracle Corp.	2.625%	2/15/23	34,041	34,907
	Oracle Corp.	3.625%	7/15/23	4,650	4,881
	Oracle Corp.	2.400%	9/15/23	107,713	110,683

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	3.400%	7/8/24	31,165	32,935
	Oracle Corp.	2.950%	11/15/24	43,813	46,029
	Oracle Corp.	2.500%	4/1/25	105,505	109,433
	Oracle Corp.	2.950%	5/15/25	38,853	40,801
	Oracle Corp.	1.650%	3/25/26	145,890	146,148
	Oracle Corp.	2.650%	7/15/26	81,923	85,178
	QUALCOMM Inc.	3.250%	5/20/27	32,284	34,956
	Roper Technologies Inc.	3.800%	12/15/26	8,148	8,935
[5]	Sabre GLBL Inc.	9.250%	4/15/25	1,305	1,508
[5]	Sabre GLBL Inc.	7.375%	9/1/25	2,965	3,157
[5]	Seagate HDD Cayman	3.125%	7/15/29	4,835	4,635
	Skyworks Solutions Inc.	0.900%	6/1/23	11,710	11,713
	Skyworks Solutions Inc.	1.800%	6/1/26	90,504	90,606
[5]	Square Inc.	2.750%	6/1/26	2,460	2,489
[5]	SS&C Technologies Inc.	5.500%	9/30/27	6,881	7,248
	Verisk Analytics Inc.	4.125%	9/12/22	18,719	19,276
	Verisk Analytics Inc.	4.000%	6/15/25	52,010	56,675
	Visa Inc.	3.150%	12/14/25	45,070	48,433
	VMware Inc.	2.950%	8/21/22	47,262	48,054
	VMware Inc.	0.600%	8/15/23	34,000	33,922
	VMware Inc.	4.500%	5/15/25	149,682	165,054
	VMware Inc.	1.400%	8/15/26	72,540	71,443
	Western Digital Corp.	4.750%	2/15/26	12,096	13,289
					3,796,110
Utilities (4.2%)
	AEP Texas Inc.	2.400%	10/1/22	22,670	23,015
	AEP Transmission Co. LLC	3.100%	12/1/26	13,890	14,875
	Ameren Corp.	2.500%	9/15/24	32,940	34,160
	Ameren Illinois Co.	3.250%	3/1/25	11,340	12,029
	American Electric Power Co. Inc.	1.000%	11/1/25	9,675	9,504
	Atmos Energy Corp.	0.625%	3/9/23	39,550	39,544
[6,9]	Australian Gas Networks Ltd., 3M Australian Bank Bill Rate + 0.400%	0.420%	7/1/24	9,500	7,060
	Baltimore Gas and Electric Co.	2.800%	8/15/22	4,375	4,427
	Baltimore Gas and Electric Co.	3.350%	7/1/23	3,142	3,262
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	69,517	73,276
	Black Hills Corp.	1.037%	8/23/24	29,400	29,333
[7]	Cadent Finance plc	0.625%	9/22/24	14,465	16,949
[5]	Calpine Corp.	4.500%	2/15/28	7,320	7,413
	CenterPoint Energy Inc.	3.850%	2/1/24	2,467	2,606
	CenterPoint Energy Inc.	2.500%	9/1/24	15,867	16,457
	CenterPoint Energy Inc.	1.450%	6/1/26	46,620	46,134
	CenterPoint Energy Resources Corp.	0.700%	3/2/23	31,670	31,609
	Commonwealth Edison Co.	3.100%	11/1/24	5,620	5,911
	Consolidated Edison Inc.	0.650%	12/1/23	40,295	40,205
[9]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	8,050	6,409
[5]	Dominion Energy Inc.	2.450%	1/15/23	1,890	1,932
	Dominion Energy Inc.	3.300%	3/15/25	47,212	50,147
	Dominion Energy Inc.	1.450%	4/15/26	59,182	58,740
	Dominion Energy Inc.	2.850%	8/15/26	5,000	5,265
[6]	Dominion Energy Inc., 3M USD LIBOR + 0.530%	0.646%	9/15/23	31,810	31,813
	DTE Electric Co.	3.375%	3/1/25	298	318
	DTE Energy Co.	2.250%	11/1/22	80,850	82,158
	DTE Energy Co.	1.050%	6/1/25	35,045	34,620
	Duke Energy Corp.	3.227%	3/11/22	290,625	293,538
	Duke Energy Corp.	3.950%	10/15/23	15,085	15,902
	Duke Energy Corp.	3.750%	4/15/24	7,091	7,516

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Corp.	0.900%	9/15/25	43,565	42,789
	Duke Energy Ohio Inc.	3.800%	9/1/23	11,620	12,194
	Duke Energy Progress LLC	3.250%	8/15/25	7,798	8,351
[8]	E.ON International Finance BV	5.625%	12/6/23	2,945	4,393
[5]	East Ohio Gas Co.	1.300%	6/15/25	9,715	9,667
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	12,700	13,311
	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	4,830	5,030
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	12,757	13,635
[5]	Electricite de France SA	4.500%	9/21/28	16,050	18,383
[5]	Emera US Finance LP	0.833%	6/15/24	6,800	6,724
[5]	Enel Finance International NV	1.375%	7/12/26	48,500	47,713
[7]	Enel SpA	3.375%	11/24/81	500	633
[5]	Engie SA	2.875%	10/10/22	10,649	10,882
	Entergy Arkansas LLC	3.050%	6/1/23	7,190	7,408
	Entergy Arkansas LLC	3.700%	6/1/24	9,388	9,977
	Entergy Arkansas LLC	3.500%	4/1/26	23,522	25,477
	Entergy Corp.	4.000%	7/15/22	41,151	41,880
	Entergy Corp.	0.900%	9/15/25	48,975	47,724
	Entergy Corp.	2.950%	9/1/26	90,500	95,415
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	22,680	25,440
	Entergy Louisiana LLC	4.050%	9/1/23	11,650	12,261
	Entergy Louisiana LLC	0.620%	11/17/23	30,780	30,727
	Entergy Louisiana LLC	0.950%	10/1/24	17,460	17,374
	Entergy Louisiana LLC	5.400%	11/1/24	8,562	9,630
	Entergy Louisiana LLC	2.400%	10/1/26	16,976	17,497
[6,9]	ETSA Utilities Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.040%	1.052%	12/13/23	5,000	3,793
	Evergy Inc.	2.450%	9/15/24	48,500	50,215
	Evergy Kansas Central Inc.	2.550%	7/1/26	16,138	16,827
	Eversource Energy	0.800%	8/15/25	11,595	11,310
	Eversource Energy	1.400%	8/15/26	23,000	22,711
	Exelon Corp.	3.950%	6/15/25	30,194	32,636
	Exelon Corp.	3.400%	4/15/26	2,845	3,048
	FirstEnergy Corp.	2.050%	3/1/25	5,635	5,672
	FirstEnergy Corp.	4.400%	7/15/27	3,995	4,334
	Florida Power & Light Co.	2.850%	4/1/25	15,630	16,449
	Georgia Power Co.	2.200%	9/15/24	23,973	24,709
[7]	IE2 Holdco SAU	2.375%	11/27/23	19,400	23,354
[7]	IE2 Holdco SAU	2.875%	6/1/26	10,600	13,465
	ITC Holdings Corp.	2.700%	11/15/22	29,250	29,824
	ITC Holdings Corp.	3.250%	6/30/26	9,400	10,038
	Korea Midland Power Co. Ltd	2.375%	7/22/22	9,809	9,940
	Korea Midland Power Co. Ltd.	3.375%	1/22/22	27,758	27,943
	MidAmerican Energy Co.	3.700%	9/15/23	4,370	4,578
	MidAmerican Energy Co.	3.500%	10/15/24	1,000	1,069
	National Fuel Gas Co.	5.500%	1/15/26	9,705	11,076
[7]	National Grid Electricity Transmission plc	0.190%	1/20/25	13,007	15,073
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	9,777	10,008
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	800	835
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	51,745	52,291
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	2,895	2,967
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	93,210	93,307
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	34,601	36,357
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	36,353	38,129
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	3,532	3,770
[5]	NextEra Energy Operating Partners LP	4.500%	9/15/27	9,146	9,796

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	NRG Energy Inc.	2.000%	12/2/25	18,522	18,707
	NRG Energy Inc.	6.625%	1/15/27	1,514	1,574
	NSTAR Electric Co.	2.375%	10/15/22	16,235	16,467
	NSTAR Electric Co.	3.250%	11/15/25	9,710	10,326
	NSTAR Electric Co.	3.200%	5/15/27	43,159	46,574
	NTPC Ltd.	4.375%	11/26/24	4,300	4,626
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	3,600	3,643
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	47,575	49,766
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	13,637	14,394
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	10,695	10,362
	ONE Gas Inc.	0.850%	3/11/23	24,270	24,269
	Pacific Gas and Electric Co.	3.500%	6/15/25	5,795	6,059
	Pacific Gas and Electric Co.	3.450%	7/1/25	14,525	15,164
	Pacific Gas and Electric Co.	3.150%	1/1/26	101,133	104,135
	Pacific Gas and Electric Co.	2.100%	8/1/27	13,019	12,632
	PacifiCorp	3.600%	4/1/24	16,160	17,103
	PacifiCorp	3.350%	7/1/25	17,720	18,915
[5]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	2,223	2,299
	PECO Energy Co.	3.150%	10/15/25	3,885	4,134
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.500%	11/22/21	23,156	23,156
	Potomac Electric Power Co.	3.600%	3/15/24	10,425	11,032
	Progress Energy Inc.	3.150%	4/1/22	17,667	17,745
	Public Service Electric and Gas Co.	3.000%	5/15/25	8,340	8,812
	Public Service Enterprise Group Inc.	2.650%	11/15/22	1,455	1,483
	Public Service Enterprise Group Inc.	2.875%	6/15/24	65,543	68,509
	Public Service Enterprise Group Inc.	0.800%	8/15/25	49,115	47,909
	Puget Energy Inc.	5.625%	7/15/22	47,334	48,421
	Sempra Energy	2.900%	2/1/23	16,585	17,019
	Southern California Edison Co.	0.700%	4/3/23	29,130	29,130
	Southern California Edison Co.	3.700%	8/1/25	13,471	14,559
	Southern California Edison Co.	1.200%	2/1/26	6,329	6,236
	Southern California Gas Co.	2.600%	6/15/26	19,070	19,962
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	6,570	6,761
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	4,025	4,290
	Southern Power Co.	0.900%	1/15/26	9,700	9,440
	Southwestern Electric Power Co.	3.550%	2/15/22	13,170	13,201
	Southwestern Electric Power Co.	1.650%	3/15/26	35,070	35,085
	Southwestern Public Service Co.	3.300%	6/15/24	41,903	43,921
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	8,654	9,317
	State Grid Overseas Investment BVI Ltd.	2.750%	5/4/22	16,600	16,763
	State Grid Overseas Investment BVI Ltd.	3.750%	5/2/23	10,775	11,233
	Union Electric Co.	2.950%	6/15/27	12,496	13,252
[9]	United Energy Distribution Pty Ltd.	3.500%	9/12/23	6,180	4,793
[9]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	24,200	19,197
[6,9]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.280%	0.305%	1/15/22	56,190	42,218
	Virginia Electric and Power Co.	3.450%	9/1/22	23,690	24,106
	Virginia Electric and Power Co.	2.750%	3/15/23	4,599	4,715
	Virginia Electric and Power Co.	3.450%	2/15/24	16,509	17,366
	Virginia Electric and Power Co.	3.100%	5/15/25	8,585	9,078
	Virginia Electric and Power Co.	3.150%	1/15/26	12,295	13,117
	Virginia Electric and Power Co.	2.950%	11/15/26	46,842	49,772
	Virginia Electric and Power Co.	3.500%	3/15/27	19,467	21,187
[5]	Vistra Operations Co. LLC	5.500%	9/1/26	21,384	22,014
[5]	Vistra Operations Co. LLC	5.625%	2/15/27	3,881	3,999
[5]	Vistra Operations Co. LLC	5.000%	7/31/27	1,380	1,413

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WEC Energy Group Inc.	0.550%	9/15/23	53,165	52,988
	WEC Energy Group Inc.	0.800%	3/15/24	48,550	48,405
[8]	Western Power Distribution plc	3.625%	11/6/23	14,458	20,642
					3,339,561
Total Corporate Bonds (Cost $61,512,815)					61,802,440
Sovereign Bonds (2.9%)
	APICORP Sukuk Ltd.	3.141%	11/1/22	23,410	24,035
	Arab Petroleum Investments Corp.	4.125%	9/18/23	14,518	15,443
[5]	Banque Ouest Africaine de Developpement	5.000%	7/27/27	8,358	9,267
[5]	CDP Financial Inc.	3.150%	7/24/24	24,580	26,115
	Corp. Andina de Fomento	4.375%	6/15/22	24,864	25,443
	Corp. Andina de Fomento	2.375%	5/12/23	29,050	29,734
	Corp. Andina de Fomento	1.250%	10/26/24	77,708	77,595
	Corp. Andina de Fomento	1.625%	9/23/25	48,335	48,542
[5]	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	3,562	3,599
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	6,018	6,608
[5]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	2,117	2,082
	Dominican Republic	6.600%	1/28/24	4,125	4,528
[4]	Dominican Republic	5.875%	4/18/24	13,577	14,301
	Dominican Republic	5.500%	1/27/25	2,454	2,664
[5]	Dominican Republic	4.875%	9/23/32	6,750	6,848
	Export-Import Bank of Korea	2.750%	1/25/22	2,500	2,512
	Federative Republic of Brazil	4.625%	1/13/28	2,494	2,559
	Federative Republic of Brazil	3.875%	6/12/30	9,095	8,496
	Federative Republic of Brazil	4.750%	1/14/50	4,016	3,438
	Fondo MIVIVIENDA SA	3.500%	1/31/23	31,766	32,514
[5]	Government of Bermuda	4.138%	1/3/23	6,000	6,240
[5]	Government of Bermuda	4.854%	2/6/24	2,861	3,096
	Kingdom of Morocco	4.250%	12/11/22	30,991	32,025
[5,7]	Kingdom of Morocco	1.375%	3/30/26	42,700	49,245
[7]	Kingdom of Morocco	1.375%	3/30/26	4,800	5,536
	Kingdom of Saudi Arabia	4.000%	4/17/25	32,495	35,358
	Korea Development Bank	4.625%	11/16/21	2,795	2,799
	Korea Development Bank	3.250%	2/19/24	12,205	12,908
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	11,764	12,013
[5]	Korea National Oil Corp.	2.875%	3/27/22	9,400	9,484
	Korea National Oil Corp.	0.875%	10/5/25	19,400	18,961
	KSA Sukuk Ltd.	2.894%	4/20/22	124,682	126,111
	Kuwait	2.750%	3/20/22	33,318	33,609
[7,18]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	16,459	19,782
	North American Development Bank	2.400%	10/26/22	711	720
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	21,339	21,584
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	3,800	3,905
	Perusahaan Penerbit SBSN Indonesia III	3.900%	8/20/24	4,850	5,229
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	26,200	28,927
	Province of Nova Scotia	8.250%	7/30/22	12,785	13,490
	Republic of Chile	3.125%	3/27/25	16,700	17,693
[7]	Republic of Chile	0.100%	1/26/27	18,930	21,331
	Republic of Chile	3.240%	2/6/28	8,740	9,213
[7]	Republic of Chile	0.555%	1/21/29	12,144	13,853
	Republic of Chile	2.550%	7/27/33	32,790	31,683
	Republic of Colombia	2.625%	3/15/23	65,189	66,192
	Republic of Colombia	4.000%	2/26/24	174,399	182,063
	Republic of Colombia	4.500%	1/28/26	23,602	25,254
	Republic of Croatia	5.500%	4/4/23	64,069	68,266
	Republic of Croatia	6.000%	1/26/24	2,400	2,661
	Republic of Guatemala	5.750%	6/6/22	30,892	31,735

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Hungary	5.375%	2/21/23	85,090	90,245
	Republic of Hungary	5.750%	11/22/23	66,855	73,363
	Republic of Hungary	5.375%	3/25/24	43,000	47,339
[7]	Republic of Hungary	1.125%	4/28/26	30,800	37,002
[5]	Republic of Indonesia	3.700%	1/8/22	10,072	10,131
	Republic of Indonesia	3.700%	1/8/22	2,100	2,114
[7]	Republic of Korea	0.000%	10/15/26	8,743	10,084
	Republic of Lithuania	6.625%	2/1/22	35,220	35,778
	Republic of Panama	4.000%	9/22/24	92,053	98,435
	Republic of Panama	3.750%	3/16/25	59,654	63,738
	Republic of Panama	7.125%	1/29/26	23,035	28,018
	Republic of Paraguay	4.625%	1/25/23	41,901	43,452
	Republic of Paraguay	5.000%	4/15/26	10,687	11,827
	Republic of Peru	7.350%	7/21/25	31,996	38,404
	Republic of Peru	2.392%	1/23/26	3,749	3,822
[7]	Republic of Philippines	0.000%	2/3/23	39,801	45,899
[7]	Republic of Philippines	0.250%	4/28/25	22,400	25,754
[7]	Republic of Serbia	3.125%	5/15/27	71,905	90,175
	Republic of Slovenia	5.500%	10/26/22	11,740	12,326
	Republic of Slovenia	5.850%	5/10/23	2,100	2,267
[5]	Republic of Slovenia	5.250%	2/18/24	8,600	9,458
	Republic of Turkey	3.250%	3/23/23	12,970	12,875
	Republic of Uzbekistan	4.750%	2/20/24	8,540	8,956
	Romania	6.750%	2/7/22	2,672	2,714
	Romania	4.375%	8/22/23	12,480	13,209
	Romania	4.875%	1/22/24	7,934	8,538
[7]	Romania	2.750%	2/26/26	9,689	12,105
[7]	Romania	2.000%	12/8/26	29,194	35,601
[7]	Romania	2.500%	2/8/30	6,632	7,848
[5,7]	Romania	2.000%	4/14/33	8,304	8,995
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	21,160	22,524
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	6,844	6,922
[5]	Slovak Republic	4.375%	5/21/22	5,500	5,622
	Slovak Republic	4.375%	5/21/22	3,000	3,066
	State of Qatar	4.500%	1/20/22	14,555	14,681
	State of Qatar	3.375%	3/14/24	4,800	5,063
	State of Qatar	3.400%	4/16/25	56,767	60,769
[7]	United Mexican States	3.625%	4/9/29	1,652	2,215
	United Mexican States	4.500%	4/22/29	15,145	16,946
	United Mexican States	3.250%	4/16/30	11,010	11,247
	United Mexican States	4.750%	4/27/32	9,570	10,743
Total Sovereign Bonds (Cost $2,288,761)					2,307,559
Taxable Municipal Bonds (0.0%)
[19]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	13,409	16,996
[6]	New Mexico Educational Assistance Foundation Student Loan Revenue, 1M USD LIBOR + 0.700%	0.782%	1/2/25	3,318	3,319
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	4,165	4,628
Total Taxable Municipal Bonds (Cost $23,975)					24,943
				Shares
Common Stocks (0.1%)
Exchange-Traded Fund (0.1%)
[20]	Vanguard Short-Term Corporate Bond ETF (Cost $78,302)			967,764	79,241

			Coupon		Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[21]	Vanguard Market Liquidity Fund (Cost $148,017)		0.070%		1,481,254	148,126
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	624,374	945
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	623,325	953
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	623,250	951
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	623,250	1,015
						3,864
Put Swaptions
	5-Year CDX-NA-HY-S36-V1, Credit Protection Purchased, Pays 5.000% Quarterly	GSI	11/17/21	1.075%	54,215	97

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
5-Year CDX-NA-IG-S37-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	11/17/21	0.625%	187,675	40
					137
Total Options Purchased (Cost $11,505)					4,001
Total Investments (99.4%) (Cost $78,386,603)					78,716,242
Other Assets and Liabilities—Net (0.6%)					481,160
Net Assets (100%)					79,197,402
Cost is in $000.
1	Securities with a value of $31,699,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $15,103,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Securities with a value of $35,786,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the aggregate value was $9,719,495,000, representing 12.3% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in euro.
8	Face amount denominated in British pounds.
9	Face amount denominated in Australian dollars.
10	Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At October 31, 2021, the aggregate value of these securities was $15,814,000, representing 0.0% of net assets.
11	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2021.
12	Represents an unsettled loan as of October 31, 2021. The coupon rate is not known until the settlement date.
13	Guaranteed by the Republic of Azerbaijan.
14	Guaranteed by multiple countries.
15	Face amount denominated in Canadian dollars.
16	Non-income-producing security—security in default.
17	Security value determined using significant unobservable inputs.
18	Guaranteed by the Republic of Hungary.
19	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
20	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
21	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
6M—6-month.
BNPSW—BNP Paribas.
CITNA—Citibank NA.
GS—Goldman Sachs & Co. LLC.
GSI—Goldman Sachs International.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
5-Year CDX-NA-IG-S37-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	11/17/21	0.575%	375,350	(1,059)

Put Swaptions
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	11/17/21	1.055%	54,215	(18)
5-Year CDX-NA-IG-S37-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	11/17/21	0.575%	375,350	(173)
					(191)
Total Options Written (Premiums Received $1,487)					(1,250)
GSI—Goldman Sachs International.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2021	10,216	2,239,858	(8,150)
5-Year U.S. Treasury Note	December 2021	26,687	3,249,142	(19,804)
				(27,954)

Short Futures Contracts
10-Year U.S. Treasury Note	December 2021	(2,549)	(333,162)	3,972
5-Year Government of Canada Bond	December 2021	(210)	(20,817)	509
AUD 10-Year Treasury Bond	December 2021	(177)	(17,955)	1,239
AUD 3-Year Treasury Bond	December 2021	(847)	(72,297)	2,062
Euro-Bobl	December 2021	(6,387)	(987,600)	13,981
Euro-Bund	December 2021	(230)	(44,700)	1,099
Euro-Buxl	December 2021	(12)	(2,899)	20
Euro-Schatz	December 2021	(3,776)	(488,712)	1,043
Long Gilt	December 2021	(1,105)	(188,910)	5,652
Long U.S. Treasury Bond	December 2021	(51)	(8,203)	98
Ultra 10-Year U.S. Treasury Note	December 2021	(2,255)	(327,045)	276
Ultra Long U.S. Treasury Bond	December 2021	(10)	(1,964)	16
				29,967
				2,013

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	12/15/21	CAD	83	USD	67	—	—
JPMorgan Chase Bank, N.A.	12/15/21	CAD	19	USD	15	—	—
State Street Bank & Trust Co.	12/15/21	USD	735,288	AUD	982,866	—	(4,206)
JPMorgan Chase Bank, N.A.	12/15/21	USD	11,226	AUD	14,924	—	(2)
Standard Chartered Bank	12/15/21	USD	6,970	AUD	9,296	—	(24)
JPMorgan Chase Bank, N.A.	12/15/21	USD	43,437	CAD	53,664	72	—
Morgan Stanley Capital Services Inc.	12/15/21	USD	1,082,903	EUR	931,989	4,294	—
State Street Bank & Trust Co.	12/15/21	USD	829,061	EUR	712,238	4,775	—
State Street Bank & Trust Co.	12/15/21	USD	548,298	GBP	398,652	2,622	—
Morgan Stanley Capital Services Inc.	12/15/21	USD	148	JPY	16,803	—	—
						11,763	(4,232)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S37-V1	12/21/24	USD	134,810	1.000	3,037	15
CDX-NA-IG-S37-V1	12/22/26	USD	1,393,390	1.000	34,708	755
					37,745	770

Credit Protection Purchased
CDX-NA-HY-S37-V1	12/22/26	USD	38,860	(5.000)	(3,728)	(49)
					34,017	721
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	3,270	1.000	39	20	19	—
American Express Co./A3	12/23/25	GSI	3,270	1.000	104	90	14	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
American International Group Inc./Baa2	12/23/25	GSI	3,270	1.000	76	38	38	—
Berkshire Hathaway Inc./Aa2	12/21/22	BARC	16,580	1.000	191	64	127	—
Berkshire Hathaway Inc./Aa2	6/21/22	BARC	32,955	1.000	236	71	165	—
Boeing Co./Baa2	12/23/25	GSI	3,270	1.000	27	(16)	43	—
Boeing Co./Baa2	6/21/24	GSI	24,365	1.000	246	312	—	(66)
Chubb INA Holdings Inc./A3	12/23/25	GSI	3,270	1.000	114	101	13	—
Comcast Corp./A3	12/23/25	GSI	3,270	1.000	89	80	9	—
CVS Health Corp./Baa2	12/23/25	GSI	3,270	1.000	95	64	31	—
Dominion Energy Inc./Baa2	12/23/25	GSI	3,270	1.000	100	79	21	—
Dow Chemical Co./Baa2	12/23/25	GSI	3,270	1.000	72	51	21	—
Enbridge Inc./Baa1	12/23/25	GSI	3,270	1.000	70	46	24	—
General Electric Co./Baa1	12/23/25	GSI	3,270	1.000	71	16	55	—
General Motors Co./Baa3	12/23/25	GSI	3,270	1.000	28	(3)	31	—
International Business Machines Corp./A3	12/23/25	GSI	3,270	1.000	94	83	11	—
Kroger Co./Baa1	12/23/25	GSI	3,270	1.000	82	64	18	—
Lincoln National Corp./Baa1	12/23/25	GSI	3,270	1.000	64	35	29	—
Lowe's Cos. Inc./Baa1	12/23/25	GSI	3,270	1.000	103	83	20	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	3,270	1.000	68	25	43	—
Marsh & McLennan Cos. Inc./Baa1	12/23/25	GSI	3,270	1.000	112	96	16	—
Metlife Inc./A3	12/23/25	GSI	3,270	1.000	79	61	18	—
Metlife Inc./A3	12/21/21	BARC	6,575	1.000	16	—	16	—
Mondelez International Inc./Baa1	12/23/25	GSI	3,270	1.000	96	75	21	—
People’s Republic of China/A1	6/21/24	GSI	20,715	1.000	459	251	208	—
People’s Republic of China/A1	6/21/22	BNPSW	26,335	1.000	187	29	158	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Prudential Financial Inc./A3	12/23/25	GSI	3,270	1.000	79	61	18	—
Republic of Chile/A1	12/22/26	BARC	10,200	1.000	69	70	—	(1)
Republic of Chile/A1	12/22/26	GSI	34,030	1.000	230	193	37	—
Republic of Chile/A1	12/22/26	JPMC	5,560	1.000	38	37	1	—
Republic of Chile/A1	12/22/26	MSCS	19,445	1.000	131	144	—	(13)
Republic of Indonesia/Baa2	6/23/26	MSCS	27,336	1.000	370	149	221	—
Russian Federation/Baa3	12/22/26	BOANA	17,480	1.000	171	108	63	—
Simon Property Group LP/A3	12/23/25	GSI	3,270	1.000	70	38	32	—
UnitedHealth Group Inc./A3	12/23/25	GSI	3,270	1.000	102	88	14	—
Verizon Communications Inc./Baa1	12/23/25	GSI	3,270	1.000	78	61	17	—
Verizon Communications Inc./Baa1	12/21/22	GSI	33,580	1.000	335	132	203	—
					4,591	2,896	1,775	(80)

Credit Protection Purchased
Bank of China Ltd.	6/21/23	BNPSW	19,485	(1.000)	(272)	(103)	—	(169)
Bank of China Ltd.	6/21/22	BNPSW	26,335	(1.000)	(174)	(1)	—	(173)
Bank of China Ltd.	12/21/21	BNPSW	13,100	(1.000)	(31)	1	—	(32)
Boeing Co.	12/21/24	JPMC	9,690	(1.000)	(97)	514	—	(611)
CVS Health Corp.	12/20/21	BARC	26,155	(1.000)	(66)	(24)	—	(42)
CVS Health Corp.	12/21/21	JPMC	29,300	(1.000)	(72)	(23)	—	(49)
Deutsche Bank AG	12/21/22	JPMC	20,120	(1.000)	(185)	(22)	—	(163)
Federative Republic of Brazil	12/22/26	MSCS	25,220	(1.000)	1,720	1,259	461	—
Lincoln National Corp.	12/21/21	BARC	6,575	(1.000)	(16)	1	—	(17)
McDonald’s Corp.	6/22/22	GSI	26,675	(1.000)	(190)	(107)	—	(83)
Raytheon Co.	12/21/21	GSI	48,835	(1.000)	(124)	(48)	—	(76)
Republic of Colombia	12/22/26	MSCS	2,011	(1.000)	60	45	15	—
Republic of Turkey	12/22/26	HSBC	5,575	(1.000)	847	826	21	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Societe Generale SA	12/21/21	JPMC	9,765	(1.000)	(22)	(2)	—	(20)
Standard Chartered plc	12/21/21	JPMC	16,475	(1.000)	(41)	1	—	(42)
State of Qatar	6/21/22	BOANA	1,500	(1.000)	(11)	2	—	(13)
State of Qatar	6/21/22	CITNA	3,450	(1.000)	(24)	5	—	(29)
					1,302	2,324	497	(1,519)
					5,893	5,220	2,272	(1,599)
1	Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank NA.
GSI—Goldman Sachs International.
HSBC—HSBC Bank USA, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At October 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $4,027,000 and cash of $2,072,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/6/22	N/A	100	0.080[1]	(0.049)[2]	—	—
1	Based on 1-Day USD Overnight Fed Funds Effective Rate as of the most recent payment date. Interest payment received/paid quarterly.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent payment date. Interest payment received/paid quarterly.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.

H. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
I.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	7,862,672	—	7,862,672
Asset-Backed/Commercial Mortgage-Backed Securities	—	6,487,260	—	6,487,260
Corporate Bonds	—	61,802,437	3	61,802,440
Sovereign Bonds	—	2,307,559	—	2,307,559
Taxable Municipal Bonds	—	24,943	—	24,943
Common Stocks	79,241	—	—	79,241
Temporary Cash Investments	148,126	—	—	148,126
Options Purchased	—	4,001	—	4,001
Total	227,367	78,488,872	3	78,716,242
Derivative Financial Instruments
Assets
Futures Contracts[1]	29,967	—	—	29,967
Forward Currency Contracts	—	11,763	—	11,763
Swap Contracts	770[1]	2,272	—	3,042
Total	30,737	14,035	—	44,772
Liabilities
Options Written	—	1,250	—	1,250
Futures Contracts[1]	27,954	—	—	27,954
Forward Currency Contracts	—	4,232	—	4,232
Swap Contracts	49[1]	1,599	—	1,648
Total	28,003	7,081	—	35,084
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
J.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Jan. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	2,215,174	NA1	NA1	—	(237)	662	—	148,126
Vanguard Short- Term Corporate Bond ETF	80,431	—	—	—	(1,190)	959	—	79,241
Total	2,295,605			—	(1,427)	1,621	—	227,367
1	Not applicable—purchases and sales are for temporary cash investment purposes.